UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3759

Variable Insurance Products Fund IV
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2014

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Consumer Discretionary Portfolio

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listings, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Initial Class	.71%
Actual		$ 1,000.00	$ 1,013.60	$ 3.54
Hypothetical A		$ 1,000.00	$ 1,021.27	$ 3.56
Investor Class	.79%
Actual		$ 1,000.00	$ 1,013.70	$ 3.94
Hypothetical A		$ 1,000.00	$ 1,020.88	$ 3.96

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
The Walt Disney Co.	5.2	5.8
Twenty-First Century Fox, Inc. Class A	4.8	3.7
Dollar General Corp.	4.0	3.7
Yum! Brands, Inc.	3.7	3.6
Viacom, Inc. Class B (non-vtg.)	3.6	0.0
Ross Stores, Inc.	3.4	2.6
Wyndham Worldwide Corp.	3.2	1.9
DIRECTV	3.2	3.3
Dollar Tree, Inc.	3.1	3.0
Liberty Global PLC Class A	3.0	2.2
	37.2
Top Industries (% of fund's net assets)
As of June 30, 2014
Media	25.9%
Specialty Retail	17.2%
Hotels, Restaurants & Leisure	16.7%
Textiles, Apparel & Luxury Goods	12.3%
Multiline Retail	8.4%
All Others*	19.5%

As of December 31, 2013
Specialty Retail	26.1%
Media	21.0%
Hotels, Restaurants & Leisure	14.3%
Multiline Retail	10.3%
Textiles, Apparel & Luxury Goods	9.9%
All Others*	18.4%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
AUTO COMPONENTS - 3.2%
Auto Parts & Equipment - 3.2%
Delphi Automotive PLC	37,237	$ 2,559,671
Tenneco, Inc. (a)	18,200	1,195,740
		3,755,411
COMMERCIAL SERVICES & SUPPLIES - 2.8%
Diversified Support Services - 2.8%
KAR Auction Services, Inc.	102,600	3,269,862
HOTELS, RESTAURANTS & LEISURE - 16.7%
Hotels, Resorts & Cruise Lines - 4.3%
Marriott International, Inc. Class A	20,300	1,301,230
Wyndham Worldwide Corp.	50,325	3,810,609
		5,111,839
Restaurants - 12.4%
Bloomin' Brands, Inc. (a)	54,125	1,214,024
Burger King Worldwide, Inc. (d)	56,092	1,526,824
McDonald's Corp.	20,815	2,096,903
Starbucks Corp.	39,900	3,087,462
Texas Roadhouse, Inc. Class A	91,492	2,378,792
Yum! Brands, Inc.	53,371	4,333,725
		14,637,730
TOTAL HOTELS, RESTAURANTS & LEISURE		19,749,569
HOUSEHOLD DURABLES - 5.9%
Homebuilding - 2.8%
NVR, Inc. (a)	2,865	3,296,469
Housewares & Specialties - 3.1%
Jarden Corp. (a)	35,407	2,101,405
Tupperware Brands Corp.	18,800	1,573,560
		3,674,965
TOTAL HOUSEHOLD DURABLES		6,971,434
INTERNET & CATALOG RETAIL - 4.4%
Internet Retail - 4.4%
Liberty Interactive Corp. Series A (a)	84,744	2,488,084
priceline.com, Inc. (a)	2,261	2,719,983
		5,208,067
LEISURE PRODUCTS - 2.6%
Leisure Products - 2.6%
Brunswick Corp.	47,900	2,018,027
Smith & Wesson Holding Corp. (a)(d)	74,900	1,089,046
		3,107,073

	Shares	Value
MEDIA - 25.9%
Broadcasting - 1.6%
Liberty Media Corp. Class A (a)	13,600	$ 1,858,848
Cable & Satellite - 8.0%
DIRECTV (a)	43,937	3,735,084
Liberty Global PLC:
Class A (a)	81,310	3,595,528
Class C	38,810	1,642,051
Starz - Liberty Capital Series A (a)	16,500	491,535
		9,464,198
Movies & Entertainment - 16.3%
The Walt Disney Co.	72,464	6,213,062
Time Warner, Inc.	45,789	3,216,677
Twenty-First Century Fox, Inc. Class A	160,064	5,626,250
Viacom, Inc. Class B (non-vtg.)	49,577	4,299,813
		19,355,802
TOTAL MEDIA		30,678,848
MULTILINE RETAIL - 8.4%
Department Stores - 1.3%
Dillard's, Inc. Class A	12,800	1,492,608
General Merchandise Stores - 7.1%
Dollar General Corp. (a)	82,238	4,717,172
Dollar Tree, Inc. (a)	67,486	3,675,288
		8,392,460
TOTAL MULTILINE RETAIL		9,885,068
SPECIALTY RETAIL - 17.2%
Apparel Retail - 9.8%
Abercrombie & Fitch Co. Class A	19,238	832,044
Foot Locker, Inc.	70,105	3,555,726
Ross Stores, Inc.	60,961	4,031,351
TJX Companies, Inc.	60,077	3,193,093
		11,612,214
Home Improvement Retail - 1.6%
Lowe's Companies, Inc.	40,234	1,930,830
Homefurnishing Retail - 1.7%
Williams-Sonoma, Inc.	28,151	2,020,679
Specialty Stores - 4.1%
Cabela's, Inc. Class A (a)(d)	42,542	2,654,621
Dick's Sporting Goods, Inc.	12,452	579,765
Sally Beauty Holdings, Inc. (a)	64,480	1,617,158
		4,851,544
TOTAL SPECIALTY RETAIL		20,415,267
TEXTILES, APPAREL & LUXURY GOODS - 12.3%
Apparel, Accessories & Luxury Goods - 8.2%
PVH Corp.	27,416	3,196,706
Ralph Lauren Corp.	17,038	2,737,836
Common Stocks - continued
	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS - CONTINUED
Apparel, Accessories & Luxury Goods - continued
Swatch Group AG (Bearer) (Reg.)	20,329	$ 2,258,014
VF Corp.	23,748	1,496,124
		9,688,680
Footwear - 4.1%
NIKE, Inc. Class B	44,515	3,452,138
Wolverine World Wide, Inc.	55,058	1,434,811
		4,886,949
TOTAL TEXTILES, APPAREL & LUXURY GOODS		14,575,629
TOTAL COMMON STOCKS (Cost $99,473,231)		117,616,228
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 0.11% (b)	938,570	938,570
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	2,741,112	2,741,112
TOTAL MONEY MARKET FUNDS (Cost $3,679,682)		3,679,682
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $103,152,913)	121,295,910
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(2,957,440)
NET ASSETS - 100%	$ 118,338,470
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 242
Fidelity Securities Lending Cash Central Fund	7,512
Total	$ 7,754
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,714,491) - See accompanying schedule: Unaffiliated issuers (cost $99,473,231)	$ 117,616,228
Fidelity Central Funds (cost $3,679,682)	3,679,682
Total Investments (cost $103,152,913)		$ 121,295,910
Receivable for investments sold		35,947
Dividends receivable		99,309
Distributions receivable from Fidelity Central Funds		1,035
Other receivables		808
Total assets		121,433,009

Liabilities
Payable for fund shares redeemed	$ 257,603
Accrued management fee	55,201
Other affiliated payables	16,987
Other payables and accrued expenses	23,636
Collateral on securities loaned, at value	2,741,112
Total liabilities		3,094,539

Net Assets		$ 118,338,470
Net Assets consist of:
Paid in capital		$ 95,328,309
Undistributed net investment income		218,851
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,648,264
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		18,143,046
Net Assets		$ 118,338,470

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($25,061,731 ÷ 1,394,420 shares)	$ 17.97

Investor Class: Net Asset Value, offering price and redemption price per share ($93,276,739 ÷ 5,202,503 shares)	$ 17.93

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 694,836
Income from Fidelity Central Funds		7,754
Total income		702,590

Expenses
Management fee	$ 353,295
Transfer agent fees	84,207
Accounting and security lending fees	25,392
Custodian fees and expenses	6,566
Independent trustees' compensation	1,477
Audit	25,231
Legal	151
Miscellaneous	1,031
Total expenses before reductions	497,350
Expense reductions	(12,027)	485,323
Net investment income (loss)		217,267
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,149,600
Foreign currency transactions	(252)
Total net realized gain (loss)		5,149,348
Change in net unrealized appreciation (depreciation) on: Investment securities	(4,225,827)
Assets and liabilities in foreign currencies	105
Total change in net unrealized appreciation (depreciation)		(4,225,722)
Net gain (loss)		923,626
Net increase (decrease) in net assets resulting from operations		$ 1,140,893

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 217,267	$ 90,650
Net realized gain (loss)	5,149,348	10,116,861
Change in net unrealized appreciation (depreciation)	(4,225,722)	18,774,572
Net increase (decrease) in net assets resulting from operations	1,140,893	28,982,083
Distributions to shareholders from net investment income	-	(106,746)
Distributions to shareholders from net realized gain	(5,769,560)	(6,925,390)
Total distributions	(5,769,560)	(7,032,136)
Share transactions - net increase (decrease)	(18,739,685)	80,192,932
Redemption fees	6,501	44,414
Total increase (decrease) in net assets	(23,361,851)	102,187,293

Net Assets
Beginning of period	141,700,321	39,513,028
End of period (including undistributed net investment income of $218,851 and undistributed net investment income of $1,584, respectively)	$ 118,338,470	$ 141,700,321

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 18.54	$ 14.24	$ 12.26	$ 12.56	$ 9.58	$ 6.96
Income from Investment Operations
Net investment income (loss) E	.04	.03	.07	.06	.02	.04
Net realized and unrealized gain (loss)	.18	5.58	2.55	(.29)	2.96	2.62
Total from investment operations	.22	5.61	2.62	(.23)	2.98	2.66
Distributions from net investment income	-	(.02)	(.05)	(.08)	(.02)	(.05)
Distributions from net realized gain	(.79)	(1.30)	(.60)	-	-	-
Total distributions	(.79)	(1.32)	(.65)	(.08)	(.02)	(.05)
Redemption fees added to paid in capital E	-I	.01	.01	.01	.02	.01
Net asset value, end of period	$ 17.97	$ 18.54	$ 14.24	$ 12.26	$ 12.56	$ 9.58
Total Return B, C, D	1.36%	41.10%	21.67%	(1.75)%	31.29%	38.32%
Ratios to Average Net Assets F, H
Expenses before reductions	.72%A	.76%	.89%	.97%	1.08%	1.43%
Expenses net of fee waivers, if any	.71%A	.75%	.89%	.97%	1.00%	1.00%
Expenses net of all reductions	.70%A	.75%	.88%	.96%	.98%	.99%
Net investment income (loss)	.40%A	.16%	.53%	.49%	.23%	.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,062	$ 32,004	$ 11,950	$ 7,462	$ 18,113	$ 4,098
Portfolio turnover rate G	106%A	122%	190%	182%	191%	166%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 18.50	$ 14.21	$ 12.25	$ 12.54	$ 9.57	$ 6.96
Income from Investment Operations
Net investment income (loss) E	.03	.01	.06	.05	.02	.04
Net realized and unrealized gain (loss)	.19	5.58	2.53	(.28)	2.94	2.61
Total from investment operations	.22	5.59	2.59	(.23)	2.96	2.65
Distributions from net investment income	-	(.01)	(.04)	(.07)	(.01)	(.05)
Distributions from net realized gain	(.79)	(1.30)	(.60)	-	-	-
Total distributions	(.79)	(1.31)	(.64)	(.07)	(.01)	(.05)
Redemption fees added to paid in capital E	-I	.01	.01	.01	.02	.01
Net asset value, end of period	$ 17.93	$ 18.50	$ 14.21	$ 12.25	$ 12.54	$ 9.57
Total Return B, C, D	1.37%	41.05%	21.45%	(1.76)%	31.16%	38.17%
Ratios to Average Net Assets F, H
Expenses before reductions	.79%A	.83%	.96%	1.04%	1.14%	1.51%
Expenses net of fee waivers, if any	.79%A	.83%	.96%	1.04%	1.08%	1.08%
Expenses net of all reductions	.77%A	.83%	.94%	1.03%	1.06%	1.08%
Net investment income (loss)	.32%A	.08%	.46%	.42%	.15%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 93,277	$ 109,697	$ 27,563	$ 14,654	$ 24,281	$ 4,224
Portfolio turnover rate G	106%A	122%	190%	182%	191%	166%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

VIP Consumer Discretionary Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, and losses due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 19,282,195
Gross unrealized depreciation	(1,594,204)
Net unrealized appreciation (depreciation) on securities and other investments	$ 17,687,991

Tax cost	$ 103,607,919

Trading (Redemption) Fees. Shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $67,434,438 and $90,249,230, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% (.15% for Investor Class) of average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 10,243
Investor Class	73,964
$ 84,207

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $912 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $121 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $7,512.

8. Expense Reductions.

FMR reimbursed a portion of the Fund's expenses during the period in the amount of $4,441.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $7,586 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Initial Class	$ -	$ 33,883
Investor Class	-	72,863
Total	$ -	$ 106,746
From net realized gain
Initial Class	$ 1,277,772	$ 1,661,145
Investor Class	4,491,788	5,264,245
Total	$ 5,769,560	$ 6,925,390

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Initial Class
Shares sold	83,647	1,073,425	$ 1,509,693	$ 17,652,880
Reinvestment of distributions	74,074	102,990	1,277,772	1,695,028
Shares redeemed	(489,823)	(289,291)	(8,664,201)	(4,913,481)
Net increase (decrease)	(332,102)	887,124	$ (5,876,736)	$ 14,434,427
Investor Class
Shares sold	373,312	4,193,984	$ 6,649,547	$ 69,132,736
Reinvestment of distributions	260,999	321,344	4,491,788	5,337,108
Shares redeemed	(1,361,259)	(524,897)	(24,004,284)	(8,711,339)
Net increase (decrease)	(726,948)	3,990,431	$ (12,862,949)	$ 65,758,505

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC
Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VCONIC-SANN-0814
1.817358.109

Fidelity® Variable Insurance Products:

Consumer Staples Portfolio

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Initial Class	.70%
Actual		$ 1,000.00	$ 1,052.70	$ 3.56
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.51
Investor Class	.78%
Actual		$ 1,000.00	$ 1,052.20	$ 3.97
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
The Coca-Cola Co.	12.8	12.5
Procter & Gamble Co.	12.6	11.1
Altria Group, Inc.	5.0	4.8
Walgreen Co.	4.1	0.9
PepsiCo, Inc.	4.0	2.4
Monster Beverage Corp.	4.0	0.0
Kroger Co.	3.9	4.8
Keurig Green Mountain, Inc.	3.9	0.9
Mondelez International, Inc.	3.8	0.0
Mead Johnson Nutrition Co. Class A	3.7	2.1
	57.8
Top Industries (% of fund's net assets)
As of June 30, 2014
Beverages	25.1%
Food Products	23.7%
Household Products	17.6%
Food & Staples Retailing	15.0%
Tobacco	13.8%
All Others*	4.8%

As of December 31, 2013
Beverages	27.0%
Tobacco	24.3%
Food & Staples Retailing	18.9%
Household Products	13.4%
Food Products	13.2%
All Others*	3.2%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
BEVERAGES - 25.1%
Brewers - 0.9%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	8,000	$ 97,989
Anheuser-Busch InBev SA NV	5,236	601,618
Boston Beer Co., Inc. Class A (a)	1,000	223,520
SABMiller PLC	7,700	446,463
		1,369,590
Soft Drinks - 24.2%
Britvic PLC	30,500	379,738
Coca-Cola Bottling Co. Consolidated	9,030	665,240
Coca-Cola Central Japan Co. Ltd.	16,100	409,983
Coca-Cola Enterprises, Inc.	10,400	496,912
Coca-Cola Icecek Sanayi A/S	7,853	193,860
Dr. Pepper Snapple Group, Inc.	46,000	2,694,680
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	3,285	307,640
Monster Beverage Corp. (a)	85,100	6,044,653
PepsiCo, Inc.	68,606	6,129,260
The Coca-Cola Co.	459,038	19,444,852
		36,766,818
TOTAL BEVERAGES		38,136,408
BIOTECHNOLOGY - 0.5%
Biotechnology - 0.5%
Enzymotec Ltd.	58,200	789,774
FOOD & STAPLES RETAILING - 15.0%
Drug Retail - 8.1%
CVS Caremark Corp.	73,839	5,565,245
Rite Aid Corp. (a)	72,800	521,976
Walgreen Co.	83,300	6,175,029
		12,262,250
Food Retail - 4.6%
Fresh Market, Inc. (a)(d)	9,128	305,514
Kroger Co.	121,776	6,019,388
Sprouts Farmers Market LLC	4,100	134,152
Whole Foods Market, Inc.	16,200	625,806
		7,084,860
Hypermarkets & Super Centers - 2.3%
Costco Wholesale Corp.	11,000	1,266,760
Wal-Mart Stores, Inc.	29,904	2,244,893
		3,511,653
TOTAL FOOD & STAPLES RETAILING		22,858,763
FOOD PRODUCTS - 23.7%
Agricultural Products - 2.1%
Archer Daniels Midland Co.	29,464	1,299,657
Bunge Ltd.	22,012	1,664,988
First Resources Ltd.	150,000	286,310
		3,250,955

	Shares	Value
Packaged Foods & Meats - 21.6%
ConAgra Foods, Inc.	83,800	$ 2,487,184
Danone SA	20,437	1,519,664
Dean Foods Co.	53,300	937,547
Diamond Foods, Inc. (a)	4,100	115,620
Glanbia PLC	9,200	138,825
Greencore Group PLC	83,800	380,911
Hillshire Brands Co.	5,900	367,570
Kellogg Co.	34,600	2,273,220
Keurig Green Mountain, Inc.	47,494	5,918,227
McCormick & Co., Inc. (non-vtg.)	11,000	787,490
Mead Johnson Nutrition Co. Class A	60,500	5,636,785
Mondelez International, Inc.	154,400	5,806,984
Post Holdings, Inc. (a)	3,800	193,458
The Hain Celestial Group, Inc. (a)	5,090	451,687
The Hershey Co.	7,100	691,327
The J.M. Smucker Co.	9,600	1,023,072
Tyson Foods, Inc. Class A	17,000	638,180
Unilever NV (Certificaten Van Aandelen) (Bearer)	50,579	2,213,998
Want Want China Holdings Ltd.	98,000	140,860
WhiteWave Foods Co. (a)	36,000	1,165,320
		32,887,929
TOTAL FOOD PRODUCTS		36,138,884
HOUSEHOLD DURABLES - 0.5%
Housewares & Specialties - 0.5%
Jarden Corp. (a)	11,900	706,265
HOUSEHOLD PRODUCTS - 17.6%
Household Products - 17.6%
Church & Dwight Co., Inc.	12,300	860,385
Colgate-Palmolive Co.	30,790	2,099,262
Procter & Gamble Co.	243,636	19,147,353
Spectrum Brands Holdings, Inc.	2,800	240,884
Svenska Cellulosa AB (SCA) (B Shares)	170,900	4,453,112
		26,800,996
MULTILINE RETAIL - 0.2%
General Merchandise Stores - 0.2%
Dollar General Corp. (a)	6,100	349,896
PERSONAL PRODUCTS - 3.1%
Personal Products - 3.1%
Coty, Inc. Class A	49,100	841,083
Estee Lauder Companies, Inc. Class A	37,800	2,807,028
Herbalife Ltd.	7,500	484,050
Nu Skin Enterprises, Inc. Class A	7,188	531,624
		4,663,785
PHARMACEUTICALS - 0.2%
Pharmaceuticals - 0.2%
Perrigo Co. PLC	2,328	339,329
Common Stocks - continued
	Shares	Value
TOBACCO - 13.8%
Tobacco - 13.8%
Altria Group, Inc.	181,496	$ 7,611,942
British American Tobacco PLC sponsored ADR	25,859	3,079,290
ITC Ltd.	27,681	149,812
Japan Tobacco, Inc.	23,700	864,152
Lorillard, Inc.	57,095	3,481,082
Philip Morris International, Inc.	48,334	4,075,040
Reynolds American, Inc.	29,100	1,756,185
		21,017,503
TOTAL COMMON STOCKS (Cost $125,104,457)		151,801,603
Money Market Funds - 0.6%

Fidelity Cash Central Fund, 0.11% (b)	609,956	609,956
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	313,950	313,950
TOTAL MONEY MARKET FUNDS (Cost $923,906)		923,906
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $126,028,363)		152,725,509
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(483,414)
NET ASSETS - 100%		$ 152,242,095
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 248
Fidelity Securities Lending Cash Central Fund	13,379
Total	$ 13,627
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 151,801,603	$ 146,192,188	$ 5,609,415	$ -
Money Market Funds	923,906	923,906	-	-
Total Investments in Securities:	$ 152,725,509	$ 147,116,094	$ 5,609,415	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.5%
Sweden	2.9%
United Kingdom	2.6%
Netherlands	1.5%
Bermuda	1.1%
France	1.0%
Others (Individually Less Than 1%)	3.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $304,577) - See accompanying schedule: Unaffiliated issuers (cost $125,104,457)	$ 151,801,603
Fidelity Central Funds (cost $923,906)	923,906
Total Investments (cost $126,028,363)		$ 152,725,509
Receivable for fund shares sold		89,247
Dividends receivable		379,481
Distributions receivable from Fidelity Central Funds		99
Prepaid expenses		141
Other receivables		1,288
Total assets		153,195,765

Liabilities
Payable to custodian bank	$ 102
Payable for investments purchased	446,169
Payable for fund shares redeemed	79,493
Accrued management fee	69,968
Other affiliated payables	22,308
Other payables and accrued expenses	21,680
Collateral on securities loaned, at value	313,950
Total liabilities		953,670

Net Assets		$ 152,242,095
Net Assets consist of:
Paid in capital		$ 115,769,164
Undistributed net investment income		1,341,983
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		8,433,605
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		26,697,343
Net Assets		$ 152,242,095

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($20,781,027 ÷ 1,236,171 shares)	$ 16.81

Investor Class: Net Asset Value, offering price and redemption price per share ($131,461,068 ÷ 7,844,152 shares)	$ 16.76

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 1,890,174
Income from Fidelity Central Funds		13,627
Total income		1,903,801

Expenses
Management fee	$ 409,656
Transfer agent fees	101,737
Accounting and security lending fees	29,190
Custodian fees and expenses	6,177
Independent trustees' compensation	1,711
Audit	26,348
Miscellaneous	1,384
Total expenses before reductions	576,203
Expense reductions	(9,605)	566,598
Net investment income (loss)		1,337,203
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,605,194
Foreign currency transactions	6,166
Total net realized gain (loss)		8,611,360
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $2,804)	(3,115,694)
Assets and liabilities in foreign currencies	332
Total change in net unrealized appreciation (depreciation)		(3,115,362)
Net gain (loss)		5,495,998
Net increase (decrease) in net assets resulting from operations		$ 6,833,201

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,337,203	$ 2,969,557
Net realized gain (loss)	8,611,360	7,019,252
Change in net unrealized appreciation (depreciation)	(3,115,362)	17,627,959
Net increase (decrease) in net assets resulting from operations	6,833,201	27,616,768
Distributions to shareholders from net investment income	-	(2,961,327)
Distributions to shareholders from net realized gain	(4,204,140)	(3,113,789)
Total distributions	(4,204,140)	(6,075,116)
Share transactions - net increase (decrease)	(16,613,975)	30,884,010
Redemption fees	5,506	24,915
Total increase (decrease) in net assets	(13,979,408)	52,450,577

Net Assets
Beginning of period	166,221,503	113,770,926
End of period (including undistributed net investment income of $1,341,983 and undistributed net investment income of $4,780, respectively)	$ 152,242,095	$ 166,221,503

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.44	$ 14.03	$ 12.42	$ 11.61	$ 10.22	$ 8.60
Income from Investment Operations
Net investment income (loss) E	.15	.31	.27	.21	.17	.15
Net realized and unrealized gain (loss)	.67	2.73	1.64	.73	1.39	1.63
Total from investment operations	.82	3.04	1.91	.94	1.56	1.78
Distributions from net investment income	-	(.31)	(.22)	(.14)	(.17)	(.16)
Distributions from net realized gain	(.45)	(.32)	(.09)	-	-	-
Total distributions	(.45)	(.63)	(.31)	(.14)	(.17)	(.16)
Redemption fees added to paid in capital E	- I	- I	.01	.01	- I	- I
Net asset value, end of period	$ 16.81	$ 16.44	$ 14.03	$ 12.42	$ 11.61	$ 10.22
Total Return B, C, D	5.27%	21.80%	15.40%	8.18%	15.23%	20.73%
Ratios to Average Net Assets F, H
Expenses before reductions	.71% A	.73%	.75%	.87%	1.03%	1.12%
Expenses net of fee waivers, if any	.70% A	.72%	.75%	.87%	1.00%	1.00%
Expenses net of all reductions	.69% A	.72%	.74%	.87%	.99%	1.00%
Net investment income (loss)	1.87% A	1.94%	1.95%	1.76%	1.61%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,781	$ 25,736	$ 24,123	$ 13,965	$ 8,106	$ 8,532
Portfolio turnover rate G	110% A	36%	20%	18%	60%	71%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.40	$ 13.99	$ 12.39	$ 11.59	$ 10.21	$ 8.59
Income from Investment Operations
Net investment income (loss) E	.14	.30	.25	.20	.16	.14
Net realized and unrealized gain (loss)	.67	2.73	1.64	.72	1.38	1.63
Total from investment operations	.81	3.03	1.89	.92	1.54	1.77
Distributions from net investment income	-	(.30)	(.21)	(.13)	(.16)	(.15)
Distributions from net realized gain	(.45)	(.32)	(.09)	-	-	-
Total distributions	(.45)	(.62)	(.30)	(.13)	(.16)	(.15)
Redemption fees added to paid in capital E	- I	- I	.01	.01	- I	- I
Net asset value, end of period	$ 16.76	$ 16.40	$ 13.99	$ 12.39	$ 11.59	$ 10.21
Total Return B, C, D	5.22%	21.79%	15.30%	8.07%	15.09%	20.68%
Ratios to Average Net Assets F, H
Expenses before reductions	.78% A	.80%	.82%	.94%	1.10%	1.22%
Expenses net of fee waivers, if any	.78% A	.80%	.82%	.94%	1.08%	1.08%
Expenses net of all reductions	.77% A	.80%	.82%	.93%	1.07%	1.08%
Net investment income (loss)	1.78% A	1.86%	1.87%	1.69%	1.53%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 131,461	$ 140,485	$ 89,648	$ 45,307	$ 15,536	$ 10,446
Portfolio turnover rate G	110% A	36%	20%	18%	60%	71%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

VIP Consumer Staples Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 28,073,391
Gross unrealized depreciation	(1,495,998)
Net unrealized appreciation (depreciation) on securities and other investments	$ 26,577,393

Tax cost	$ 126,148,116

Trading (Redemption) Fees. Shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $82,243,781 and $100,096,663, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% ( .15% for Investor Class) of average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 7,975
Investor Class	93,762
$ 101,737

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $492 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $147 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $13,627.

8. Expense Reductions.

FMR reimbursed a portion of the Fund's expenses during the period in the amount of $5,725.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $3,880 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Initial Class	$ -	$ 475,514
Investor Class	-	2,485,813
Total	$ -	$ 2,961,327
From net realized gain
Initial Class	619,969	497,836
Investor Class	3,584,171	2,615,953
Total	$ 4,204,140	$ 3,113,789

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Initial Class
Shares sold	36,041	552,341	$ 585,336	$ 8,677,009
Reinvestment of distributions	40,494	61,339	619,969	973,350
Shares redeemed	(405,779)	(768,136)	(6,442,832)	(12,356,323)
Net increase (decrease)	(329,244)	(154,456)	$ (5,237,527)	$ (2,705,964)
Investor Class
Shares sold	289,800	3,358,481	$ 4,674,000	$ 52,778,758
Reinvestment of distributions	234,874	322,066	3,584,171	5,101,766
Shares redeemed	(1,248,201)	(1,519,540)	(19,634,619)	(24,290,550)
Net increase (decrease)	(723,527)	2,161,007	$ (11,376,448)	$ 33,589,974

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Select Co, LLC
Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VCSP-SANN-0814
1.850997.107

Fidelity® Variable Insurance Products:
Energy Portfolio: Service Class 2

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Initial Class	.67%
Actual		$ 1,000.00	$ 1,155.70	$ 3.58
HypotheticalA		$ 1,000.00	$ 1,021.47	$ 3.36
Service Class 2.92%
Actual		$ 1,000.00	$ 1,154.80	$ 4.92
HypotheticalA		$ 1,000.00	$ 1,020.23	$ 4.61
Investor Class	.75%
Actual		$ 1,000.00	$ 1,155.60	$ 4.01
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	16.3	11.0
Chevron Corp.	12.3	11.5
Schlumberger Ltd.	6.9	5.6
EOG Resources, Inc.	5.9	7.1
Halliburton Co.	5.9	2.8
Anadarko Petroleum Corp.	3.7	4.4
Cimarex Energy Co.	3.7	2.9
Noble Energy, Inc.	2.7	3.0
ConocoPhillips Co.	2.6	4.3
FMC Technologies, Inc.	2.6	1.6
	62.6
Top Industries (% of fund's net assets)
As of June 30, 2014
Oil, Gas & Consumable Fuels	77.1%
Energy Equipment & Services	20.1%
Independent Power Producers & Energy Traders	0.7%
Commercial Services & Supplies	0.3%
Electric Utilities	0.2%
All Others*	1.6%

As of December 31, 2013
Oil, Gas & Consumable Fuels	76.9%
Energy Equipment & Services	21.1%
Construction & Engineering	0.3%
Metals & Mining	0.1%
All Others*	1.6%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Environmental & Facility Services - 0.3%
Covanta Holding Corp.	53,700	$ 1,106,757
ELECTRIC UTILITIES - 0.2%
Electric Utilities - 0.2%
Exelon Corp.	24,700	901,056
ENERGY EQUIPMENT & SERVICES - 20.1%
Oil & Gas Drilling - 1.7%
Ocean Rig UDW, Inc. (United States)	49,335	933,912
Odfjell Drilling A/S	259,850	1,423,406
Pacific Drilling SA (a)	83,100	831,000
Precision Drilling Corp.	44,900	635,808
Vantage Drilling Co. (a)	907,519	1,742,436
Xtreme Drilling & Coil Services Corp. (a)	338,300	1,648,620
		7,215,182
Oil & Gas Equipment & Services - 18.4%
Cameron International Corp. (a)	14	948
Dril-Quip, Inc. (a)	21,635	2,363,407
FMC Technologies, Inc. (a)	179,604	10,968,416
Halliburton Co.	348,340	24,735,623
National Oilwell Varco, Inc.	43,230	3,559,991
Oceaneering International, Inc.	83,149	6,496,431
Schlumberger Ltd.	246,327	29,054,270
Total Energy Services, Inc.	22,800	496,363
		77,675,449
TOTAL ENERGY EQUIPMENT & SERVICES		84,890,631
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.7%
Independent Power Producers & Energy Traders - 0.7%
Dynegy, Inc. (a)	84,479	2,939,869
OIL, GAS & CONSUMABLE FUELS - 77.1%
Coal & Consumable Fuels - 0.8%
Peabody Energy Corp.	200,861	3,284,077
Integrated Oil & Gas - 31.0%
BG Group PLC	308,348	6,517,179
Chevron Corp.	398,031	51,962,947
Exxon Mobil Corp.	683,848	68,849,816
Imperial Oil Ltd.	53,502	2,819,378
Occidental Petroleum Corp.	7,700	790,251
		130,939,571
Oil & Gas Exploration & Production - 32.7%
Anadarko Petroleum Corp.	144,334	15,800,243
Bankers Petroleum Ltd. (a)	354,200	2,263,853
Bonanza Creek Energy, Inc. (a)	47,634	2,724,188
BPZ Energy, Inc. (a)	289,300	891,044
Canadian Natural Resources Ltd.	68,400	3,142,919
Cimarex Energy Co.	107,987	15,491,815
Concho Resources, Inc. (a)	31,841	4,601,025
ConocoPhillips Co.	129,282	11,083,346
Continental Resources, Inc. (a)(d)	28,475	4,500,189

	Shares	Value
Devon Energy Corp.	36,800	$ 2,921,920
Diamondback Energy, Inc. (a)	5,100	452,880
EOG Resources, Inc.	215,142	25,141,494
EQT Corp.	61,707	6,596,478
Evolution Petroleum Corp.	27,330	299,264
Gulfport Energy Corp. (a)	45,835	2,878,438
Kodiak Oil & Gas Corp. (a)	375,621	5,465,286
Laredo Petroleum Holdings, Inc. (a)	31,623	979,681
Memorial Resource Development Corp.	34,500	840,420
Noble Energy, Inc.	148,112	11,472,756
Northern Oil & Gas, Inc. (a)	86,207	1,404,312
Parsley Energy, Inc. Class A	17,700	426,039
PDC Energy, Inc. (a)	52,734	3,330,152
Peyto Exploration & Development Corp. (d)	32,300	1,220,199
Pioneer Natural Resources Co.	21,365	4,909,891
Rex Energy Corp. (a)	42,030	744,351
Rice Energy, Inc.	54,200	1,650,390
SM Energy Co.	9,500	798,950
Synergy Resources Corp. (a)	60,124	796,643
TAG Oil Ltd. (a)(d)	202,500	525,678
Ultra Petroleum Corp. (a)	83,315	2,473,622
Whiting Petroleum Corp. (a)	30,655	2,460,064
		138,287,530
Oil & Gas Refining & Marketing - 5.5%
Alon U.S.A. Energy, Inc.	21,700	269,948
Alon U.S.A. Partners LP	4,900	87,857
CVR Refining, LP	14,771	369,423
Delek U.S. Holdings, Inc.	38,100	1,075,563
Marathon Petroleum Corp.	16,736	1,306,580
Phillips 66 Co.	87,543	7,041,083
Tesoro Corp.	24,900	1,460,883
Valero Energy Corp.	209,488	10,495,349
Western Refining, Inc.	8,100	304,155
World Fuel Services Corp.	20,265	997,646
		23,408,487
Oil & Gas Storage & Transport - 7.1%
Access Midstream Partners LP	8,460	537,633
Cheniere Energy, Inc. (a)	51,400	3,685,380
Enable Midstream Partners LP	22,050	577,490
EnLink Midstream LLC	6,000	249,960
EQT Midstream Partners LP	14,700	1,422,078
Golar LNG Ltd.	7,700	462,770
Magellan Midstream Partners LP	15,270	1,283,291
MPLX LP	41,368	2,668,236
ONEOK, Inc.	17,200	1,170,976
Phillips 66 Partners LP	44,675	3,375,643
Plains GP Holdings LP Class A	24,400	780,556
SemGroup Corp. Class A	11,600	914,660
Targa Resources Corp.	33,270	4,643,494
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Storage & Transport - continued
The Williams Companies, Inc.	74,000	$ 4,307,540
Valero Energy Partners LP	81,400	4,095,234
		30,174,941
TOTAL OIL, GAS & CONSUMABLE FUELS		326,094,606
TRADING COMPANIES & DISTRIBUTORS - 0.1%
Trading Companies & Distributors - 0.1%
Now, Inc.	10,307	373,216
TOTAL COMMON STOCKS (Cost $319,623,765)		416,306,135
Money Market Funds - 3.7%

Fidelity Cash Central Fund, 0.11% (b)	10,023,617	10,023,617
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	5,771,925	5,771,925
TOTAL MONEY MARKET FUNDS (Cost $15,795,542)		15,795,542
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $335,419,307)		432,101,677
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(9,318,166)
NET ASSETS - 100%		$ 422,783,511
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,094
Fidelity Securities Lending Cash Central Fund	8,779
Total	$ 12,873
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	85.5%
Curacao	6.9%
Canada	4.9%
United Kingdom	1.5%
Others (Individually Less Than 1%)	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,637,922) - See accompanying schedule: Unaffiliated issuers (cost $319,623,765)	$ 416,306,135
Fidelity Central Funds (cost $15,795,542)	15,795,542
Total Investments (cost $335,419,307)		$ 432,101,677
Cash		739,915
Receivable for investments sold		6,770,021
Receivable for fund shares sold		674,119
Dividends receivable		80,962
Distributions receivable from Fidelity Central Funds		3,169
Other receivables		3,524
Total assets		440,373,387

Liabilities
Payable for investments purchased	$ 11,430,484
Payable for fund shares redeemed	100,873
Accrued management fee	184,012
Distribution and service plan fees payable	30,958
Other affiliated payables	45,001
Other payables and accrued expenses	26,623
Collateral on securities loaned, at value	5,771,925
Total liabilities		17,589,876

Net Assets		$ 422,783,511
Net Assets consist of:
Paid in capital		$ 313,367,502
Undistributed net investment income		773,337
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		11,960,025
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		96,682,647
Net Assets		$ 422,783,511

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($113,043,042 ÷ 4,106,944 shares)	$ 27.52

Service Class 2: Net Asset Value, offering price and redemption price per share ($154,277,502 ÷ 5,639,364 shares)	$ 27.36

Investor Class: Net Asset Value, offering price and redemption price per share ($155,462,967 ÷ 5,661,580 shares)	$ 27.46

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 2,505,008
Income from Fidelity Central Funds		12,873
Total income		2,517,881

Expenses
Management fee	$ 944,799
Transfer agent fees	160,670
Distribution and service plan fees	164,651
Accounting and security lending fees	67,479
Custodian fees and expenses	13,786
Independent trustees' compensation	3,726
Audit	22,286
Miscellaneous	2,697
Total expenses before reductions	1,380,094
Expense reductions	(30,799)	1,349,295
Net investment income (loss)		1,168,586
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,476,717
Foreign currency transactions	15,753
Total net realized gain (loss)		12,492,470
Change in net unrealized appreciation (depreciation) on: Investment securities	37,874,486
Assets and liabilities in foreign currencies	275
Total change in net unrealized appreciation (depreciation)		37,874,761
Net gain (loss)		50,367,231
Net increase (decrease) in net assets resulting from operations		$ 51,535,817

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,168,586	$ 2,443,661
Net realized gain (loss)	12,492,470	29,992,847
Change in net unrealized appreciation (depreciation)	37,874,761	36,397,533
Net increase (decrease) in net assets resulting from operations	51,535,817	68,834,041
Distributions to shareholders from net investment income	-	(2,599,943)
Distributions to shareholders from net realized gain	(1,820,221)	(1,958,979)
Total distributions	(1,820,221)	(4,558,922)
Share transactions - net increase (decrease)	40,668,319	(33,910,894)
Redemption fees	21,258	39,603
Total increase (decrease) in net assets	90,405,173	30,403,828

Net Assets
Beginning of period	332,378,338	301,974,510
End of period (including undistributed net investment income of $773,337 and distributions in excess of net investment income of $395,249, respectively)	$ 422,783,511	$ 332,378,338

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 23.95	$ 19.53	$ 18.81	$ 20.05	$ 16.88	$ 11.46
Income from Investment Operations
Net investment income (loss) E	.10	.20	.19	.21	.11	.07
Net realized and unrealized gain (loss)	3.61	4.58	.74	(1.23)	3.16	5.41
Total from investment operations	3.71	4.78	.93	(1.02)	3.27	5.48
Distributions from net investment income	-	(.22)	(.21)	(.23)	(.11)	(.07)
Distributions from net realized gain	(.14)	(.14)	-	-	-	-
Total distributions	(.14)	(.36)	(.21)	(.23)	(.11)	(.07)
Redemption fees added to paid in capital E	- I	- I	- I	.01	.01	.01
Net asset value, end of period	$ 27.52	$ 23.95	$ 19.53	$ 18.81	$ 20.05	$ 16.88
Total ReturnB, C, D	15.57%	24.55%	4.94%	(4.99)%	19.45%	47.90%
Ratios to Average Net Assets F, H
Expenses before reductions	.68%A	.70%	.69%	.69%	.70%	.71%
Expenses net of fee waivers, if any	.67%A	.69%	.69%	.69%	.69%	.71%
Expenses net of all reductions	.66%A	.69%	.68%	.68%	.69%	.70%
Net investment income (loss)	.80%A	.88%	.98%	1.00%	.65%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 113,043	$ 94,202	$ 96,822	$ 126,723	$ 148,774	$ 152,028
Portfolio turnover rateG	114%A	90%	81%	94%	105%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 23.83	$ 19.44	$ 18.72	$ 19.94	$ 16.79	$ 11.40
Income from Investment Operations
Net investment income (loss) E	.07	.14	.14	.16	.07	.03
Net realized and unrealized gain (loss)	3.60	4.55	.73	(1.21)	3.13	5.38
Total from investment operations	3.67	4.69	.87	(1.05)	3.20	5.41
Distributions from net investment income	-	(.16)	(.15)	(.18)	(.06)	(.03)
Distributions from net realized gain	(.14)	(.14)	-	-	-	-
Total distributions	(.14)	(.30)	(.15)	(.18)	(.06)	(.03)
Redemption fees added to paid in capital E	-I	-I	-I	.01	.01	.01
Net asset value, end of period	$ 27.36	$ 23.83	$ 19.44	$ 18.72	$ 19.94	$ 16.79
Total ReturnB, C, D	15.48%	24.21%	4.68%	(5.20)%	19.16%	47.57%
Ratios to Average Net Assets F, H
Expenses before reductions	.93%A	.94%	.94%	.94%	.95%	.96%
Expenses net of fee waivers, if any	.92%A	.94%	.94%	.93%	.94%	.96%
Expenses net of all reductions	.91%A	.94%	.93%	.93%	.94%	.95%
Net investment income (loss)	.55%A	.64%	.74%	.75%	.40%	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 154,278	$ 130,100	$ 112,819	$ 127,187	$ 129,043	$ 125,669
Portfolio turnover rateG	114% A	90%	81%	94%	105%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 23.90	$ 19.49	$ 18.77	$ 20.01	$ 16.85	$ 11.44
Income from Investment Operations
Net investment income (loss) E	.09	.18	.17	.19	.09	.05
Net realized and unrealized gain (loss)	3.61	4.57	.74	(1.23)	3.16	5.41
Total from investment operations	3.70	4.75	.91	(1.04)	3.25	5.46
Distributions from net investment income	-	(.20)	(.19)	(.21)	(.10)	(.06)
Distributions from net realized gain	(.14)	(.14)	-	-	-	-
Total distributions	(.14)	(.34)	(.19)	(.21)	(.10)	(.06)
Redemption fees added to paid in capital E	-I	-I	-I	.01	.01	.01
Net asset value, end of period	$ 27.46	$ 23.90	$ 19.49	$ 18.77	$ 20.01	$ 16.85
Total ReturnB, C, D	15.56%	24.45%	4.86%	(5.09)%	19.34%	47.79%
Ratios to Average Net Assets F, H
Expenses before reductions	.76%A	.78%	.77%	.77%	.79%	.81%
Expenses net of fee waivers, if any	.75%A	.77%	.77%	.77%	.78%	.81%
Expenses net of all reductions	.74%A	.77%	.76%	.77%	.77%	.80%
Net investment income (loss)	.72%A	.80%	.90%	.92%	.57%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 155,463	$ 108,077	$ 92,334	$ 107,479	$ 103,682	$ 89,921
Portfolio turnover rateG	114%A	90%	81%	94%	105%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

VIP Energy Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 98,900,273
Gross unrealized depreciation	(2,678,863)
Net unrealized appreciation (depreciation) on securities and other investments	$ 96,221,410

Tax cost	$ 335,880,267

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Trading (Redemption) Fees. Shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $233,460,132 and $194,210,841, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a separate 12b-1 Plan for Service Class 2 shares. Service Class 2 pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .25% of Service Class 2's average net assets.

For the period, total fees for Service Class 2, all of which was re-allowed to insurance companies for the distribution of shares and providing shareholder support services were $164,651.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% (.15% for Investor Class) of average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 32,058
Service Class 2	42,858
Investor Class	85,754
$ 160,670

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3,723 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $302 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from

Semiannual Report

7. Security Lending - continued

the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $8,779.

8. Expense Reductions.

FMR reimbursed a portion of the Fund's expenses during the period in the amount of $19,057.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $11,742 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Initial Class	$ -	$ 848,957
Service Class 2	-	873,309
Investor Class	-	877,677
Total	$ -	$ 2,599,943
From net realized gain
Initial Class	$ 515,016	$ 558,971
Service Class 2	707,794	770,344
Investor Class	597,411	629,664
Total	$ 1,820,221	$ 1,958,979

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Initial Class
Shares sold	479,221	454,958	$ 12,653,050	$ 10,149,434
Reinvestment of distributions	22,019	61,357	515,016	1,407,928
Shares redeemed	(328,332)	(1,539,411)	(7,969,455)	(34,100,951)
Net increase (decrease)	172,908	(1,023,096)	$ 5,198,611	$ (22,543,589)
Service Class 2
Shares sold	715,569	587,706	$ 18,184,820	$ 13,184,617
Reinvestment of distributions	30,417	71,977	707,794	1,643,653
Shares redeemed	(566,232)	(1,003,296)	(13,452,892)	(22,009,470)
Net increase (decrease)	179,754	(343,613)	$ 5,439,722	$ (7,181,200)
Investor Class
Shares sold	1,389,860	759,705	$ 35,955,748	$ 17,109,559
Reinvestment of distributions	25,585	65,797	597,411	1,507,341
Shares redeemed	(276,300)	(1,039,455)	(6,523,173)	(22,803,005)
Net increase (decrease)	1,139,145	(213,953)	$ 30,029,986	$ (4,186,105)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 63% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 37% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC
Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VNR2-SANN-0814
1.833454.108

Fidelity® Variable Insurance Products:
Energy Portfolio

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Initial Class	.67%
Actual		$ 1,000.00	$ 1,155.70	$ 3.58
HypotheticalA		$ 1,000.00	$ 1,021.47	$ 3.36
Service Class 2.92%
Actual		$ 1,000.00	$ 1,154.80	$ 4.92
HypotheticalA		$ 1,000.00	$ 1,020.23	$ 4.61
Investor Class	.75%
Actual		$ 1,000.00	$ 1,155.60	$ 4.01
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	16.3	11.0
Chevron Corp.	12.3	11.5
Schlumberger Ltd.	6.9	5.6
EOG Resources, Inc.	5.9	7.1
Halliburton Co.	5.9	2.8
Anadarko Petroleum Corp.	3.7	4.4
Cimarex Energy Co.	3.7	2.9
Noble Energy, Inc.	2.7	3.0
ConocoPhillips Co.	2.6	4.3
FMC Technologies, Inc.	2.6	1.6
	62.6
Top Industries (% of fund's net assets)
As of June 30, 2014
Oil, Gas & Consumable Fuels	77.1%
Energy Equipment & Services	20.1%
Independent Power Producers & Energy Traders	0.7%
Commercial Services & Supplies	0.3%
Electric Utilities	0.2%
All Others*	1.6%

As of December 31, 2013
Oil, Gas & Consumable Fuels	76.9%
Energy Equipment & Services	21.1%
Construction & Engineering	0.3%
Metals & Mining	0.1%
All Others*	1.6%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Environmental & Facility Services - 0.3%
Covanta Holding Corp.	53,700	$ 1,106,757
ELECTRIC UTILITIES - 0.2%
Electric Utilities - 0.2%
Exelon Corp.	24,700	901,056
ENERGY EQUIPMENT & SERVICES - 20.1%
Oil & Gas Drilling - 1.7%
Ocean Rig UDW, Inc. (United States)	49,335	933,912
Odfjell Drilling A/S	259,850	1,423,406
Pacific Drilling SA (a)	83,100	831,000
Precision Drilling Corp.	44,900	635,808
Vantage Drilling Co. (a)	907,519	1,742,436
Xtreme Drilling & Coil Services Corp. (a)	338,300	1,648,620
		7,215,182
Oil & Gas Equipment & Services - 18.4%
Cameron International Corp. (a)	14	948
Dril-Quip, Inc. (a)	21,635	2,363,407
FMC Technologies, Inc. (a)	179,604	10,968,416
Halliburton Co.	348,340	24,735,623
National Oilwell Varco, Inc.	43,230	3,559,991
Oceaneering International, Inc.	83,149	6,496,431
Schlumberger Ltd.	246,327	29,054,270
Total Energy Services, Inc.	22,800	496,363
		77,675,449
TOTAL ENERGY EQUIPMENT & SERVICES		84,890,631
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.7%
Independent Power Producers & Energy Traders - 0.7%
Dynegy, Inc. (a)	84,479	2,939,869
OIL, GAS & CONSUMABLE FUELS - 77.1%
Coal & Consumable Fuels - 0.8%
Peabody Energy Corp.	200,861	3,284,077
Integrated Oil & Gas - 31.0%
BG Group PLC	308,348	6,517,179
Chevron Corp.	398,031	51,962,947
Exxon Mobil Corp.	683,848	68,849,816
Imperial Oil Ltd.	53,502	2,819,378
Occidental Petroleum Corp.	7,700	790,251
		130,939,571
Oil & Gas Exploration & Production - 32.7%
Anadarko Petroleum Corp.	144,334	15,800,243
Bankers Petroleum Ltd. (a)	354,200	2,263,853
Bonanza Creek Energy, Inc. (a)	47,634	2,724,188
BPZ Energy, Inc. (a)	289,300	891,044
Canadian Natural Resources Ltd.	68,400	3,142,919
Cimarex Energy Co.	107,987	15,491,815
Concho Resources, Inc. (a)	31,841	4,601,025
ConocoPhillips Co.	129,282	11,083,346
Continental Resources, Inc. (a)(d)	28,475	4,500,189

	Shares	Value
Devon Energy Corp.	36,800	$ 2,921,920
Diamondback Energy, Inc. (a)	5,100	452,880
EOG Resources, Inc.	215,142	25,141,494
EQT Corp.	61,707	6,596,478
Evolution Petroleum Corp.	27,330	299,264
Gulfport Energy Corp. (a)	45,835	2,878,438
Kodiak Oil & Gas Corp. (a)	375,621	5,465,286
Laredo Petroleum Holdings, Inc. (a)	31,623	979,681
Memorial Resource Development Corp.	34,500	840,420
Noble Energy, Inc.	148,112	11,472,756
Northern Oil & Gas, Inc. (a)	86,207	1,404,312
Parsley Energy, Inc. Class A	17,700	426,039
PDC Energy, Inc. (a)	52,734	3,330,152
Peyto Exploration & Development Corp. (d)	32,300	1,220,199
Pioneer Natural Resources Co.	21,365	4,909,891
Rex Energy Corp. (a)	42,030	744,351
Rice Energy, Inc.	54,200	1,650,390
SM Energy Co.	9,500	798,950
Synergy Resources Corp. (a)	60,124	796,643
TAG Oil Ltd. (a)(d)	202,500	525,678
Ultra Petroleum Corp. (a)	83,315	2,473,622
Whiting Petroleum Corp. (a)	30,655	2,460,064
		138,287,530
Oil & Gas Refining & Marketing - 5.5%
Alon U.S.A. Energy, Inc.	21,700	269,948
Alon U.S.A. Partners LP	4,900	87,857
CVR Refining, LP	14,771	369,423
Delek U.S. Holdings, Inc.	38,100	1,075,563
Marathon Petroleum Corp.	16,736	1,306,580
Phillips 66 Co.	87,543	7,041,083
Tesoro Corp.	24,900	1,460,883
Valero Energy Corp.	209,488	10,495,349
Western Refining, Inc.	8,100	304,155
World Fuel Services Corp.	20,265	997,646
		23,408,487
Oil & Gas Storage & Transport - 7.1%
Access Midstream Partners LP	8,460	537,633
Cheniere Energy, Inc. (a)	51,400	3,685,380
Enable Midstream Partners LP	22,050	577,490
EnLink Midstream LLC	6,000	249,960
EQT Midstream Partners LP	14,700	1,422,078
Golar LNG Ltd.	7,700	462,770
Magellan Midstream Partners LP	15,270	1,283,291
MPLX LP	41,368	2,668,236
ONEOK, Inc.	17,200	1,170,976
Phillips 66 Partners LP	44,675	3,375,643
Plains GP Holdings LP Class A	24,400	780,556
SemGroup Corp. Class A	11,600	914,660
Targa Resources Corp.	33,270	4,643,494
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Storage & Transport - continued
The Williams Companies, Inc.	74,000	$ 4,307,540
Valero Energy Partners LP	81,400	4,095,234
		30,174,941
TOTAL OIL, GAS & CONSUMABLE FUELS		326,094,606
TRADING COMPANIES & DISTRIBUTORS - 0.1%
Trading Companies & Distributors - 0.1%
Now, Inc.	10,307	373,216
TOTAL COMMON STOCKS (Cost $319,623,765)		416,306,135
Money Market Funds - 3.7%

Fidelity Cash Central Fund, 0.11% (b)	10,023,617	10,023,617
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	5,771,925	5,771,925
TOTAL MONEY MARKET FUNDS (Cost $15,795,542)		15,795,542
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $335,419,307)		432,101,677
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(9,318,166)
NET ASSETS - 100%		$ 422,783,511
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,094
Fidelity Securities Lending Cash Central Fund	8,779
Total	$ 12,873
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	85.5%
Curacao	6.9%
Canada	4.9%
United Kingdom	1.5%
Others (Individually Less Than 1%)	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,637,922) - See accompanying schedule: Unaffiliated issuers (cost $319,623,765)	$ 416,306,135
Fidelity Central Funds (cost $15,795,542)	15,795,542
Total Investments (cost $335,419,307)		$ 432,101,677
Cash		739,915
Receivable for investments sold		6,770,021
Receivable for fund shares sold		674,119
Dividends receivable		80,962
Distributions receivable from Fidelity Central Funds		3,169
Other receivables		3,524
Total assets		440,373,387

Liabilities
Payable for investments purchased	$ 11,430,484
Payable for fund shares redeemed	100,873
Accrued management fee	184,012
Distribution and service plan fees payable	30,958
Other affiliated payables	45,001
Other payables and accrued expenses	26,623
Collateral on securities loaned, at value	5,771,925
Total liabilities		17,589,876

Net Assets		$ 422,783,511
Net Assets consist of:
Paid in capital		$ 313,367,502
Undistributed net investment income		773,337
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		11,960,025
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		96,682,647
Net Assets		$ 422,783,511

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($113,043,042 ÷ 4,106,944 shares)	$ 27.52

Service Class 2: Net Asset Value, offering price and redemption price per share ($154,277,502 ÷ 5,639,364 shares)	$ 27.36

Investor Class: Net Asset Value, offering price and redemption price per share ($155,462,967 ÷ 5,661,580 shares)	$ 27.46

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 2,505,008
Income from Fidelity Central Funds		12,873
Total income		2,517,881

Expenses
Management fee	$ 944,799
Transfer agent fees	160,670
Distribution and service plan fees	164,651
Accounting and security lending fees	67,479
Custodian fees and expenses	13,786
Independent trustees' compensation	3,726
Audit	22,286
Miscellaneous	2,697
Total expenses before reductions	1,380,094
Expense reductions	(30,799)	1,349,295
Net investment income (loss)		1,168,586
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,476,717
Foreign currency transactions	15,753
Total net realized gain (loss)		12,492,470
Change in net unrealized appreciation (depreciation) on: Investment securities	37,874,486
Assets and liabilities in foreign currencies	275
Total change in net unrealized appreciation (depreciation)		37,874,761
Net gain (loss)		50,367,231
Net increase (decrease) in net assets resulting from operations		$ 51,535,817

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,168,586	$ 2,443,661
Net realized gain (loss)	12,492,470	29,992,847
Change in net unrealized appreciation (depreciation)	37,874,761	36,397,533
Net increase (decrease) in net assets resulting from operations	51,535,817	68,834,041
Distributions to shareholders from net investment income	-	(2,599,943)
Distributions to shareholders from net realized gain	(1,820,221)	(1,958,979)
Total distributions	(1,820,221)	(4,558,922)
Share transactions - net increase (decrease)	40,668,319	(33,910,894)
Redemption fees	21,258	39,603
Total increase (decrease) in net assets	90,405,173	30,403,828

Net Assets
Beginning of period	332,378,338	301,974,510
End of period (including undistributed net investment income of $773,337 and distributions in excess of net investment income of $395,249, respectively)	$ 422,783,511	$ 332,378,338

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 23.95	$ 19.53	$ 18.81	$ 20.05	$ 16.88	$ 11.46
Income from Investment Operations
Net investment income (loss) E	.10	.20	.19	.21	.11	.07
Net realized and unrealized gain (loss)	3.61	4.58	.74	(1.23)	3.16	5.41
Total from investment operations	3.71	4.78	.93	(1.02)	3.27	5.48
Distributions from net investment income	-	(.22)	(.21)	(.23)	(.11)	(.07)
Distributions from net realized gain	(.14)	(.14)	-	-	-	-
Total distributions	(.14)	(.36)	(.21)	(.23)	(.11)	(.07)
Redemption fees added to paid in capital E	- I	- I	- I	.01	.01	.01
Net asset value, end of period	$ 27.52	$ 23.95	$ 19.53	$ 18.81	$ 20.05	$ 16.88
Total ReturnB, C, D	15.57%	24.55%	4.94%	(4.99)%	19.45%	47.90%
Ratios to Average Net Assets F, H
Expenses before reductions	.68%A	.70%	.69%	.69%	.70%	.71%
Expenses net of fee waivers, if any	.67%A	.69%	.69%	.69%	.69%	.71%
Expenses net of all reductions	.66%A	.69%	.68%	.68%	.69%	.70%
Net investment income (loss)	.80%A	.88%	.98%	1.00%	.65%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 113,043	$ 94,202	$ 96,822	$ 126,723	$ 148,774	$ 152,028
Portfolio turnover rateG	114%A	90%	81%	94%	105%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 23.83	$ 19.44	$ 18.72	$ 19.94	$ 16.79	$ 11.40
Income from Investment Operations
Net investment income (loss) E	.07	.14	.14	.16	.07	.03
Net realized and unrealized gain (loss)	3.60	4.55	.73	(1.21)	3.13	5.38
Total from investment operations	3.67	4.69	.87	(1.05)	3.20	5.41
Distributions from net investment income	-	(.16)	(.15)	(.18)	(.06)	(.03)
Distributions from net realized gain	(.14)	(.14)	-	-	-	-
Total distributions	(.14)	(.30)	(.15)	(.18)	(.06)	(.03)
Redemption fees added to paid in capital E	-I	-I	-I	.01	.01	.01
Net asset value, end of period	$ 27.36	$ 23.83	$ 19.44	$ 18.72	$ 19.94	$ 16.79
Total ReturnB, C, D	15.48%	24.21%	4.68%	(5.20)%	19.16%	47.57%
Ratios to Average Net Assets F, H
Expenses before reductions	.93%A	.94%	.94%	.94%	.95%	.96%
Expenses net of fee waivers, if any	.92%A	.94%	.94%	.93%	.94%	.96%
Expenses net of all reductions	.91%A	.94%	.93%	.93%	.94%	.95%
Net investment income (loss)	.55%A	.64%	.74%	.75%	.40%	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 154,278	$ 130,100	$ 112,819	$ 127,187	$ 129,043	$ 125,669
Portfolio turnover rateG	114% A	90%	81%	94%	105%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 23.90	$ 19.49	$ 18.77	$ 20.01	$ 16.85	$ 11.44
Income from Investment Operations
Net investment income (loss) E	.09	.18	.17	.19	.09	.05
Net realized and unrealized gain (loss)	3.61	4.57	.74	(1.23)	3.16	5.41
Total from investment operations	3.70	4.75	.91	(1.04)	3.25	5.46
Distributions from net investment income	-	(.20)	(.19)	(.21)	(.10)	(.06)
Distributions from net realized gain	(.14)	(.14)	-	-	-	-
Total distributions	(.14)	(.34)	(.19)	(.21)	(.10)	(.06)
Redemption fees added to paid in capital E	-I	-I	-I	.01	.01	.01
Net asset value, end of period	$ 27.46	$ 23.90	$ 19.49	$ 18.77	$ 20.01	$ 16.85
Total ReturnB, C, D	15.56%	24.45%	4.86%	(5.09)%	19.34%	47.79%
Ratios to Average Net Assets F, H
Expenses before reductions	.76%A	.78%	.77%	.77%	.79%	.81%
Expenses net of fee waivers, if any	.75%A	.77%	.77%	.77%	.78%	.81%
Expenses net of all reductions	.74%A	.77%	.76%	.77%	.77%	.80%
Net investment income (loss)	.72%A	.80%	.90%	.92%	.57%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 155,463	$ 108,077	$ 92,334	$ 107,479	$ 103,682	$ 89,921
Portfolio turnover rateG	114%A	90%	81%	94%	105%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

VIP Energy Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 98,900,273
Gross unrealized depreciation	(2,678,863)
Net unrealized appreciation (depreciation) on securities and other investments	$ 96,221,410

Tax cost	$ 335,880,267

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Trading (Redemption) Fees. Shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $233,460,132 and $194,210,841, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a separate 12b-1 Plan for Service Class 2 shares. Service Class 2 pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .25% of Service Class 2's average net assets.

For the period, total fees for Service Class 2, all of which was re-allowed to insurance companies for the distribution of shares and providing shareholder support services were $164,651.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% (.15% for Investor Class) of average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 32,058
Service Class 2	42,858
Investor Class	85,754
$ 160,670

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3,723 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $302 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from

Semiannual Report

7. Security Lending - continued

the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $8,779.

8. Expense Reductions.

FMR reimbursed a portion of the Fund's expenses during the period in the amount of $19,057.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $11,742 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Initial Class	$ -	$ 848,957
Service Class 2	-	873,309
Investor Class	-	877,677
Total	$ -	$ 2,599,943
From net realized gain
Initial Class	$ 515,016	$ 558,971
Service Class 2	707,794	770,344
Investor Class	597,411	629,664
Total	$ 1,820,221	$ 1,958,979

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Initial Class
Shares sold	479,221	454,958	$ 12,653,050	$ 10,149,434
Reinvestment of distributions	22,019	61,357	515,016	1,407,928
Shares redeemed	(328,332)	(1,539,411)	(7,969,455)	(34,100,951)
Net increase (decrease)	172,908	(1,023,096)	$ 5,198,611	$ (22,543,589)
Service Class 2
Shares sold	715,569	587,706	$ 18,184,820	$ 13,184,617
Reinvestment of distributions	30,417	71,977	707,794	1,643,653
Shares redeemed	(566,232)	(1,003,296)	(13,452,892)	(22,009,470)
Net increase (decrease)	179,754	(343,613)	$ 5,439,722	$ (7,181,200)
Investor Class
Shares sold	1,389,860	759,705	$ 35,955,748	$ 17,109,559
Reinvestment of distributions	25,585	65,797	597,411	1,507,341
Shares redeemed	(276,300)	(1,039,455)	(6,523,173)	(22,803,005)
Net increase (decrease)	1,139,145	(213,953)	$ 30,029,986	$ (4,186,105)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 63% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 37% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC
Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VNRIC-SANN-0814
1.817382.109

Fidelity® Variable Insurance Products:
Financial Services Portfolio

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Initial Class	.71%
Actual		$ 1,000.00	$ 1,032.20	$ 3.58
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.56
Investor Class	.78%
Actual		$ 1,000.00	$ 1,031.20	$ 3.93
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	5.5	5.2
Bank of America Corp.	5.2	4.9
U.S. Bancorp	4.7	4.9
Citigroup, Inc.	4.4	4.9
Capital One Financial Corp.	4.2	4.1
Berkshire Hathaway, Inc. Class B	4.0	1.1
Wells Fargo & Co.	3.9	4.1
American Tower Corp.	3.6	3.3
MetLife, Inc.	2.8	3.0
The Travelers Companies, Inc.	2.4	2.4
	40.7
Top Industries (% of fund's net assets)
As of June 30, 2014
Banks	29.3%
Capital Markets	13.7%
Insurance	13.4%
Real Estate Investment Trusts	11.4%
Diversified Financial Services	8.7%
All Others*	23.5%

As of December 31, 2013
Diversified Financial Services	20.8%
Insurance	18.2%
Commercial Banks	16.1%
Capital Markets	14.6%
Real Estate Investment Trusts	9.3%
All Others*	21.0%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
BANKS - 29.3%
Diversified Banks - 23.7%
Bank of America Corp.	315,042	$ 4,842,197
Citigroup, Inc.	87,239	4,108,957
JPMorgan Chase & Co.	87,354	5,033,334
U.S. Bancorp	99,373	4,304,838
Wells Fargo & Co.	67,996	3,573,870
		21,863,196
Regional Banks - 5.6%
CoBiz, Inc.	30,756	331,242
Commerce Bancshares, Inc.	12,525	582,413
Fifth Third Bancorp	65,578	1,400,090
M&T Bank Corp. (d)	8,140	1,009,767
Popular, Inc. (a)	18,600	635,748
SunTrust Banks, Inc.	30,700	1,229,842
		5,189,102
TOTAL BANKS		27,052,298
CAPITAL MARKETS - 13.7%
Asset Management & Custody Banks - 11.1%
Affiliated Managers Group, Inc. (a)	6,044	1,241,438
Ameriprise Financial, Inc.	11,220	1,346,400
Artisan Partners Asset Management, Inc.	8,380	474,978
BlackRock, Inc. Class A	2,797	893,921
Franklin Resources, Inc.	28,650	1,657,116
Invesco Ltd.	56,777	2,143,332
Oaktree Capital Group LLC Class A	18,300	914,817
The Blackstone Group LP	47,076	1,574,221
		10,246,223
Investment Banking & Brokerage - 2.6%
E*TRADE Financial Corp. (a)	48,300	1,026,858
FXCM, Inc. Class A (d)	27,378	409,575
Raymond James Financial, Inc.	19,300	979,089
		2,415,522
TOTAL CAPITAL MARKETS		12,661,745
CONSUMER FINANCE - 7.5%
Consumer Finance - 7.5%
Capital One Financial Corp.	46,653	3,853,538
Navient Corp.	51,180	906,398
Santander Consumer U.S.A. Holdings, Inc.	30,400	590,976
SLM Corp.	70,980	589,844
Springleaf Holdings, Inc. (d)	36,500	947,175
		6,887,931
DIVERSIFIED CONSUMER SERVICES - 1.2%
Specialized Consumer Services - 1.2%
H&R Block, Inc.	32,200	1,079,344

	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 8.7%
Multi-Sector Holdings - 4.0%
Berkshire Hathaway, Inc. Class B (a)	29,393	$ 3,719,978
Specialized Finance - 4.7%
IntercontinentalExchange Group, Inc.	11,183	2,112,469
McGraw Hill Financial, Inc.	22,240	1,846,587
TPG Specialty Lending, Inc. (d)	14,435	315,116
		4,274,172
TOTAL DIVERSIFIED FINANCIAL SERVICES		7,994,150
HEALTH CARE PROVIDERS & SERVICES - 0.6%
Health Care Facilities - 0.6%
Brookdale Senior Living, Inc. (a)	16,600	553,444
INSURANCE - 13.4%
Insurance Brokers - 2.5%
Brown & Brown, Inc.	30,400	933,584
Marsh & McLennan Companies, Inc.	26,600	1,378,412
		2,311,996
Life & Health Insurance - 4.2%
MetLife, Inc.	46,656	2,592,207
Prudential PLC	26,625	610,018
Torchmark Corp.	8,200	671,744
		3,873,969
Property & Casualty Insurance - 5.5%
Allstate Corp.	30,350	1,782,152
Fidelity National Financial, Inc. Class A	32,750	1,072,890
The Travelers Companies, Inc.	23,329	2,194,559
		5,049,601
Reinsurance - 1.2%
Everest Re Group Ltd.	6,950	1,115,406
TOTAL INSURANCE		12,350,972
INTERNET SOFTWARE & SERVICES - 1.2%
Internet Software & Services - 1.2%
eBay, Inc. (a)	22,500	1,126,350
IT SERVICES - 4.9%
Data Processing & Outsourced Services - 4.9%
EVERTEC, Inc.	32,400	785,376
Fiserv, Inc. (a)	20,478	1,235,233
FleetCor Technologies, Inc. (a)	5,030	662,954
The Western Union Co.	45,100	782,034
Visa, Inc. Class A	5,070	1,068,300
		4,533,897
MEDIA - 0.6%
Advertising - 0.6%
CBS Outdoor Americas, Inc. (d)	18,500	604,580
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 11.4%
Mortgage REITs - 3.4%
Blackstone Mortgage Trust, Inc.	24,900	$ 722,100
NorthStar Realty Finance Corp.	41,000	712,580
Redwood Trust, Inc. (d)	34,600	673,662
Starwood Property Trust, Inc.	45,100	1,072,027
		3,180,369
Residential REITs - 2.1%
Essex Property Trust, Inc.	6,100	1,127,951
Starwood Waypoint Residential (a)	30,700	804,647
		1,932,598
Retail REITs - 2.3%
Simon Property Group, Inc.	9,113	1,515,310
Washington Prime Group, Inc. (a)	32,491	608,881
		2,124,191
Specialized REITs - 3.6%
American Tower Corp.	36,510	3,285,170
TOTAL REAL ESTATE INVESTMENT TRUSTS		10,522,328
REAL ESTATE MANAGEMENT & DEVELOPMENT - 4.3%
Real Estate Operating Companies - 0.5%
Global Logistic Properties Ltd.	203,000	439,570
Real Estate Services - 3.8%
Altisource Portfolio Solutions SA (a)	5,150	590,087
CBRE Group, Inc. (a)	63,888	2,046,972
Realogy Holdings Corp. (a)	22,700	856,017
		3,493,076
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		3,932,646
THRIFTS & MORTGAGE FINANCE - 1.1%
Thrifts & Mortgage Finance - 1.1%
MGIC Investment Corp. (a)	29,300	270,732

	Shares	Value
Ocwen Financial Corp. (a)	15,690	$ 582,099
Radian Group, Inc.	9,400	139,214
Washington Mutual, Inc. (a)	5,300	0
		992,045
TOTAL COMMON STOCKS (Cost $76,778,648)		90,291,730
Money Market Funds - 4.2%

Fidelity Cash Central Fund, 0.11% (b)	1,899,888	1,899,888
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	1,956,615	1,956,615
TOTAL MONEY MARKET FUNDS (Cost $3,856,503)		3,856,503
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $80,635,151)	94,148,233
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(1,969,344)
NET ASSETS - 100%	$ 92,178,889
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 994
Fidelity Securities Lending Cash Central Fund	8,370
Total	$ 9,364
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 90,291,730	$ 89,681,712	$ 610,018	$ -
Money Market Funds	3,856,503	3,856,503	-	-
Total Investments in Securities:	$ 94,148,233	$ 93,538,215	$ 610,018	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,908,194) - See accompanying schedule: Unaffiliated issuers (cost $76,778,648)	$ 90,291,730
Fidelity Central Funds (cost $3,856,503)	3,856,503
Total Investments (cost $80,635,151)		$ 94,148,233
Receivable for fund shares sold		19,434
Dividends receivable		123,115
Distributions receivable from Fidelity Central Funds		7,199
Prepaid expenses		59
Other receivables		725
Total assets		94,298,765

Liabilities
Payable for fund shares redeemed	85,636
Accrued management fee	42,644
Other affiliated payables	12,818
Other payables and accrued expenses	22,163
Collateral on securities loaned, at value	1,956,615
Total liabilities		2,119,876

Net Assets		$ 92,178,889
Net Assets consist of:
Paid in capital		$ 83,903,388
Undistributed net investment income		606,080
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,843,629)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		13,513,050
Net Assets		$ 92,178,889

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($24,206,332 ÷ 2,513,685 shares)	$ 9.63

Investor Class: Net Asset Value, offering price and redemption price per share ($67,972,557 ÷ 7,084,902 shares)	$ 9.59

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 951,979
Income from Fidelity Central Funds		9,364
Total income		961,343

Expenses
Management fee	$ 258,510
Transfer agent fees	60,279
Accounting and security lending fees	18,491
Custodian fees and expenses	4,196
Independent trustees' compensation	1,038
Audit	18,692
Legal	93
Miscellaneous	695
Total expenses before reductions	361,994
Expense reductions	(6,731)	355,263
Net investment income (loss)		606,080
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	770,276
Foreign currency transactions	(359)
Total net realized gain (loss)		769,917
Change in net unrealized appreciation (depreciation) on: Investment securities	1,327,525
Assets and liabilities in foreign currencies	92
Total change in net unrealized appreciation (depreciation)		1,327,617
Net gain (loss)		2,097,534
Net increase (decrease) in net assets resulting from operations		$ 2,703,614

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 606,080	$ 870,221
Net realized gain (loss)	769,917	9,455,217
Change in net unrealized appreciation (depreciation)	1,327,617	8,823,411
Net increase (decrease) in net assets resulting from operations	2,703,614	19,148,849
Distributions to shareholders from net investment income	-	(888,052)
Share transactions - net increase (decrease)	1,382,172	21,673,318
Redemption fees	9,848	21,472
Total increase (decrease) in net assets	4,095,634	39,955,587

Net Assets
Beginning of period	88,083,255	48,127,668
End of period (including undistributed net investment income of $606,080 and $0, respectively)	$ 92,178,889	$ 88,083,255

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.33	$ 7.05	$ 5.55	$ 7.01	$ 6.55	$ 5.22
Income from Investment Operations
Net investment income (loss) E	.06	.11	.11	.01	.02	.06
Net realized and unrealized gain (loss)	.24	2.27	1.47	(1.44)	.46	1.35
Total from investment operations	.30	2.38	1.58	(1.43)	.48	1.41
Distributions from net investment income	-	(.10)	(.08)	(.03)	(.02)	(.09)
Redemption fees added to paid in capital E	-I	-I	-I	-I	-I	.01
Net asset value, end of period	$ 9.63	$ 9.33	$ 7.05	$ 5.55	$ 7.01	$ 6.55
Total ReturnB, C, D	3.22%	33.86%	28.55%	(20.46)%	7.28%	27.30%
Ratios to Average Net Assets F, H
Expenses before reductions	.72%A	.81%	.85%	.92%	.90%	.91%
Expenses net of fee waivers, if any	.71%A	.81%	.85%	.91%	.90%	.91%
Expenses net of all reductions	.70%A	.79%	.75%	.86%	.85%	.87%
Net investment income (loss)	1.34%A	1.29%	1.66%	.22%	.34%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,206	$ 27,726	$ 17,438	$ 11,805	$ 18,959	$ 20,155
Portfolio turnover rateG	69%A	211%	323%	350%	288%	336%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 7.03	$ 5.54	$ 6.99	$ 6.53	$ 5.20
Income from Investment Operations
Net investment income (loss) E	.06	.10	.10	.01	.02	.06
Net realized and unrealized gain (loss)	.23	2.27	1.47	(1.44)	.45	1.34
Total from investment operations	.29	2.37	1.57	(1.43)	.47	1.40
Distributions from net investment income	-	(.10)	(.08)	(.02)	(.01)	(.08)
Redemption fees added to paid in capital E	-I	-I	-I	-I	-I	.01
Net asset value, end of period	$ 9.59	$ 9.30	$ 7.03	$ 5.54	$ 6.99	$ 6.53
Total ReturnB, C, D	3.12%	33.74%	28.36%	(20.47)%	7.24%	27.30%
Ratios to Average Net Assets F, H
Expenses before reductions	.79%A	.89%	.92%	.99%	.99%	1.01%
Expenses net of fee waivers, if any	.78%A	.89%	.92%	.99%	.98%	1.01%
Expenses net of all reductions	.78%A	.87%	.82%	.93%	.94%	.97%
Net investment income (loss)	1.27%A	1.22%	1.58%	.14%	.25%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 67,973	$ 60,357	$ 30,690	$ 13,821	$ 21,855	$ 16,754
Portfolio turnover rateG	69%A	211%	323%	350%	288%	336%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

VIP Financial Services Portfolio (the Fund) is a fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards, losses deferred due to wash sales and equity-debt classifications.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 13,835,470
Gross unrealized depreciation	(755,201)
Net unrealized appreciation (depreciation) on securities and other investments	$ 13,080,269

Tax cost	$ 81,067,964

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (6,003,086)

Trading (Redemption) Fees. Shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $33,406,488 and $31,287,540, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management and Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% ( .15% for Investor Class ) of average net assets For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 9,849
Investor Class	50,430
$ 60,279

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,130 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $81 and is reflected in Miscellaneous expenses on the Statement of Operations.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $8,370.

8. Expense Reductions.

FMR reimbursed a portion of the Fund's expenses during the period in the amount of $4,734.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,996 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Initial Class	$ -	$ 293,181
Investor Class	-	594,871
Total	$ -	$ 888,052

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Initial Class
Shares sold	246,637	1,853,924	$ 2,303,275	$ 14,964,904
Reinvestment of distributions	-	33,252	-	293,181
Shares redeemed	(705,557)	(1,387,229)	(6,512,936)	(11,207,395)
Net increase (decrease)	(458,920)	499,947	$ (4,209,661)	$ 4,050,690
Investor Class
Shares sold	1,736,875	4,538,176	$ 16,144,985	$ 36,834,102
Reinvestment of distributions	-	67,599	-	594,871
Shares redeemed	(1,144,712)	(2,478,371)	(10,553,152)	(19,806,345)
Net increase (decrease)	592,163	2,127,404	$ 5,591,833	$ 17,622,628

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC
Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VFSIC-SANN-0814
1.817370.109

Fidelity® Variable Insurance Products:
Health Care Portfolio

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Initial Class	.67%
Actual		$ 1,000.00	$ 1,157.60	$ 3.58
HypotheticalA		$ 1,000.00	$ 1,021.47	$ 3.36
Investor Class	.75%
Actual		$ 1,000.00	$ 1,157.10	$ 4.01
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Actavis PLC	6.9	5.2
Covidien PLC	5.8	1.4
McKesson Corp.	5.0	3.6
Shire PLC sponsored ADR	4.4	2.2
Biogen Idec, Inc.	4.1	4.0
Alexion Pharmaceuticals, Inc.	3.1	3.5
Illumina, Inc.	3.0	2.9
Boston Scientific Corp.	2.7	3.5
Agilent Technologies, Inc.	2.7	0.0
Teva Pharmaceutical Industries Ltd. sponsored ADR	2.7	1.0
	40.4
Top Industries (% of fund's net assets)
As of June 30, 2014
Pharmaceuticals	29.3%
Biotechnology	25.8%
Health Care Equipment & Supplies	17.2%
Health Care Providers & Services	13.9%
Life Sciences Tools & Services	6.2%
All Others*	7.6%

As of December 31, 2013
Biotechnology	29.3%
Pharmaceuticals	26.3%
Health Care Providers & Services	15.5%
Health Care Equipment & Supplies	14.4%
Life Sciences Tools & Services	6.9%
All Others*	7.6%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
BIOTECHNOLOGY - 25.8%
Biotechnology - 25.8%
Acceleron Pharma, Inc.	30,704	$ 1,043,015
Actelion Ltd.	27,712	3,506,187
Alexion Pharmaceuticals, Inc. (a)	135,115	21,111,719
Alnylam Pharmaceuticals, Inc. (a)	41,400	2,615,238
Amgen, Inc.	126,692	14,996,532
Array BioPharma, Inc. (a)(d)	270,400	1,233,024
Arrowhead Research Corp. (a)	91,300	1,306,503
BioCryst Pharmaceuticals, Inc. (a)	153,300	1,954,575
Biogen Idec, Inc. (a)	87,548	27,604,760
BioMarin Pharmaceutical, Inc. (a)	54,000	3,359,340
Celgene Corp. (a)	84,508	7,257,547
Celldex Therapeutics, Inc. (a)(d)	32,383	528,491
Cubist Pharmaceuticals, Inc.	150,121	10,481,448
Discovery Laboratories, Inc. (a)(d)	504,804	898,551
Genomic Health, Inc. (a)(d)	57,627	1,578,980
Gilead Sciences, Inc. (a)	184,690	15,312,648
Grifols SA ADR	128,682	5,668,442
Innate Pharma SA (a)(d)	134,900	1,649,537
Insmed, Inc. (a)	96,672	1,931,507
Intercept Pharmaceuticals, Inc. (a)	25,579	6,052,759
InterMune, Inc. (a)	255,610	11,285,182
Kindred Biosciences, Inc.	74,100	1,381,224
Medivation, Inc. (a)	35,800	2,759,464
Neurocrine Biosciences, Inc. (a)	191,700	2,844,828
NewLink Genetics Corp. (a)(d)	28,986	769,578
NPS Pharmaceuticals, Inc. (a)	43,169	1,426,735
PTC Therapeutics, Inc. (a)	46,500	1,215,510
Puma Biotechnology, Inc. (a)	33,700	2,224,200
Rigel Pharmaceuticals, Inc. (a)	123,000	446,490
Ultragenyx Pharmaceutical, Inc. (d)	30,727	1,379,335
Vanda Pharmaceuticals, Inc. (a)(d)	198,167	3,206,342
Vertex Pharmaceuticals, Inc. (a)	150,000	14,202,000
ZIOPHARM Oncology, Inc. (a)(d)	206,000	830,180
		174,061,871
DIVERSIFIED CONSUMER SERVICES - 0.2%
Specialized Consumer Services - 0.2%
Carriage Services, Inc. (d)	92,659	1,587,249
HEALTH CARE EQUIPMENT & SUPPLIES - 17.2%
Health Care Equipment - 15.3%
Accuray, Inc. (a)	113,000	994,400
Boston Scientific Corp. (a)	1,436,500	18,344,105
Cardiovascular Systems, Inc. (a)	55,699	1,735,581
CONMED Corp.	95,029	4,195,530
Covidien PLC	430,400	38,813,472
Edwards Lifesciences Corp. (a)	95,865	8,229,052
Exactech, Inc. (a)	60,000	1,513,800
HeartWare International, Inc. (a)	54,019	4,780,682
Intuitive Surgical, Inc. (a)	7,450	3,067,910
Lumenis Ltd. Class B	58,800	572,712

	Shares	Value
Masimo Corp. (a)	138,086	$ 3,258,830
NxStage Medical, Inc. (a)	182,300	2,619,651
ResMed, Inc. (d)	48,600	2,460,618
Smith & Nephew PLC sponsored ADR	38,200	3,410,496
Steris Corp.	89,700	4,797,156
Volcano Corp. (a)	131,391	2,313,796
Zeltiq Aesthetics, Inc. (a)	151,911	2,307,528
		103,415,319
Health Care Supplies - 1.9%
Derma Sciences, Inc. (a)	113,975	1,317,551
Endologix, Inc. (a)	169,190	2,573,380
The Cooper Companies, Inc.	63,274	8,575,525
		12,466,456
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		115,881,775
HEALTH CARE PROVIDERS & SERVICES - 13.7%
Health Care Distributors & Services - 5.7%
Amplifon SpA (d)	316,600	1,990,726
EBOS Group Ltd.	281,295	2,485,044
McKesson Corp.	181,036	33,710,714
		38,186,484
Health Care Facilities - 2.8%
Emeritus Corp. (a)	95,000	3,006,750
HCA Holdings, Inc. (a)	106,700	6,015,746
NMC Health PLC	171,000	1,463,247
Surgical Care Affiliates, Inc.	73,839	2,147,238
Universal Health Services, Inc. Class B	63,300	6,061,608
		18,694,589
Health Care Services - 1.5%
Accretive Health, Inc. (a)	100,000	780,000
Air Methods Corp. (a)(d)	127,958	6,609,031
MEDNAX, Inc. (a)	47,522	2,763,404
		10,152,435
Managed Health Care - 3.7%
Cigna Corp.	116,088	10,676,613
Humana, Inc.	72,319	9,236,583
UnitedHealth Group, Inc.	64,607	5,281,622
		25,194,818
TOTAL HEALTH CARE PROVIDERS & SERVICES		92,228,326
HEALTH CARE TECHNOLOGY - 3.6%
Health Care Technology - 3.6%
athenahealth, Inc. (a)	29,400	3,678,822
Castlight Health, Inc.	104,900	1,435,032
Castlight Health, Inc. Class B	4,100	62,320
Cerner Corp. (a)	263,900	13,611,962
HealthStream, Inc. (a)	52,508	1,275,944
Medidata Solutions, Inc. (a)	91,800	3,929,958
		23,994,038
Common Stocks - continued
	Shares	Value
INDUSTRIAL CONGLOMERATES - 1.8%
Industrial Conglomerates - 1.8%
Danaher Corp.	151,947	$ 11,962,787
LIFE SCIENCES TOOLS & SERVICES - 6.2%
Life Sciences Tools & Services - 6.2%
Agilent Technologies, Inc.	315,400	18,116,576
Bruker BioSciences Corp. (a)	130,647	3,170,803
Illumina, Inc. (a)(d)	114,932	20,519,959
		41,807,338
PHARMACEUTICALS - 29.3%
Pharmaceuticals - 29.3%
AbbVie, Inc.	128,612	7,258,861
Actavis PLC (a)	207,230	46,222,648
Allergan, Inc.	85,700	14,502,154
Auxilium Pharmaceuticals, Inc. (a)(d)	106,300	2,132,378
Bristol-Myers Squibb Co.	127,970	6,207,825
Dechra Pharmaceuticals PLC	187,900	2,326,574
Flamel Technologies SA sponsored ADR (a)	100,000	1,500,000
Impax Laboratories, Inc. (a)	62,333	1,869,367
Jazz Pharmaceuticals PLC (a)	40,163	5,904,363
Lee's Pharmaceutical Holdings Ltd.	1,060,000	1,366,304
Merck & Co., Inc.	220,806	12,773,627
Pacira Pharmaceuticals, Inc. (a)	27,400	2,516,964
Perrigo Co. PLC	95,731	13,953,751
Prestige Brands Holdings, Inc. (a)	135,144	4,580,030
Salix Pharmaceuticals Ltd. (a)	89,319	11,017,499
Shire PLC sponsored ADR	125,387	29,527,385
Teva Pharmaceutical Industries Ltd. sponsored ADR	344,900	18,079,658
The Medicines Company (a)	126,155	3,666,064
TherapeuticsMD, Inc. (a)	294,700	1,302,574
UCB SA	42,200	3,572,813
Valeant Pharmaceuticals International (Canada) (a)	58,060	7,342,314
		197,623,153
PROFESSIONAL SERVICES - 1.0%
Human Resource & Employment Services - 1.0%
Towers Watson & Co.	31,702	3,304,299
WageWorks, Inc. (a)	70,104	3,379,714
		6,684,013
TOTAL COMMON STOCKS (Cost $494,524,174)		665,830,550
Convertible Preferred Stocks - 0.2%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 0.2%
Health Care Services - 0.2%
1Life Healthcare, Inc. Series G (e) (Cost $1,193,163)	181,172	$ 1,233,781
Money Market Funds - 3.7%

Fidelity Cash Central Fund, 0.11% (b)	7,535,296	7,535,296
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	17,079,741	17,079,741
TOTAL MONEY MARKET FUNDS (Cost $24,615,037)		24,615,037
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $520,332,374)	691,679,368
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(17,920,604)
NET ASSETS - 100%	$ 673,758,764
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,233,781 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$ 1,193,163
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,131
Fidelity Securities Lending Cash Central Fund	86,389
Total	$ 90,520
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 665,830,550	$ 664,395,518	$ 1,435,032	$ -
Convertible Preferred Stocks	1,233,781	-	-	1,233,781
Money Market Funds	24,615,037	24,615,037	-	-
Total Investments in Securities:	$ 691,679,368	$ 689,010,555	$ 1,435,032	$ 1,233,781
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	71.9%
Ireland	15.7%
Bailiwick of Jersey	4.4%
Israel	2.8%
Canada	1.1%
United Kingdom	1.0%
Others (Individually Less Than 1%)	3.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $16,636,973) - See accompanying schedule: Unaffiliated issuers (cost $495,717,337)	$ 667,064,331
Fidelity Central Funds (cost $24,615,037)	24,615,037
Total Investments (cost $520,332,374)		$ 691,679,368
Receivable for investments sold Regular delivery		2,453,993
Delayed delivery		577,930
Receivable for fund shares sold		958,269
Dividends receivable		273,141
Distributions receivable from Fidelity Central Funds		14,555
Prepaid expenses		298
Other receivables		9,069
Total assets		695,966,623

Liabilities
Payable for investments purchased	$ 4,636,417
Payable for fund shares redeemed	64,222
Accrued management fee	301,358
Other affiliated payables	88,015
Other payables and accrued expenses	38,106
Collateral on securities loaned, at value	17,079,741
Total liabilities		22,207,859

Net Assets		$ 673,758,764
Net Assets consist of:
Paid in capital		$ 459,723,393
Accumulated net investment loss		(353,671)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		43,043,539
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		171,345,503
Net Assets		$ 673,758,764

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($189,446,041 ÷ 7,572,788 shares)	$ 25.02

Investor Class: Net Asset Value, offering price and redemption price per share ($484,312,723 ÷ 19,484,175 shares)	$ 24.86

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 1,869,069
Income from Fidelity Central Funds		90,520
Total income		1,959,589

Expenses
Management fee	$ 1,771,983
Transfer agent fees	395,147
Accounting and security lending fees	119,260
Custodian fees and expenses	25,152
Independent trustees' compensation	6,968
Audit	19,860
Legal	646
Interest	247
Miscellaneous	3,196
Total expenses before reductions	2,342,459
Expense reductions	(29,199)	2,313,260
Net investment income (loss)		(353,671)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	43,706,687
Foreign currency transactions	6,146
Total net realized gain (loss)		43,712,833
Change in net unrealized appreciation (depreciation) on: Investment securities	43,267,218
Assets and liabilities in foreign currencies	338
Total change in net unrealized appreciation (depreciation)		43,267,556
Net gain (loss)		86,980,389
Net increase (decrease) in net assets resulting from operations		$ 86,626,718

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (353,671)	$ (241,281)
Net realized gain (loss)	43,712,833	46,834,255
Change in net unrealized appreciation (depreciation)	43,267,556	106,425,668
Net increase (decrease) in net assets resulting from operations	86,626,718	153,018,642
Distributions to shareholders from net realized gain	(27,487,385)	(26,106,335)
Share transactions - net increase (decrease)	62,738,888	240,283,307
Redemption fees	102,152	87,026
Total increase (decrease) in net assets	121,980,373	367,282,640

Net Assets
Beginning of period	551,778,391	184,495,751
End of period (including accumulated net investment loss of $353,671 and undistributed net investment income of $0, respectively)	$ 673,758,764	$ 551,778,391

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 22.56	$ 15.51	$ 13.69	$ 12.64	$ 10.79	$ 8.15
Income from Investment Operations
Net investment income (loss) E	(.01)	-J	.07	-J	.02H	.03
Net realized and unrealized gain (loss)	3.52	8.42	2.74	1.04	1.85	2.64
Total from investment operations	3.51	8.42	2.81	1.04	1.87	2.67
Distributions from net investment income	-	-	(.06)	-	(.02)	(.03)
Distributions from net realized gain	(1.05)	(1.37)	(.92)	-	-	-
Total distributions	(1.05)	(1.37)	(.99)K	-	(.02)	(.03)
Redemption fees added to paid in capitalE	-J	-J	-J	.01	-J	-J
Net asset value, end of period	$ 25.02	$ 22.56	$ 15.51	$ 13.69	$ 12.64	$ 10.79
Total ReturnB, C, D	15.76%	56.12%	20.81%	8.31%	17.35%	32.80%
Ratios to Average Net Assets F, I
Expenses before reductions	.67%A	.69%	.72%	.74%	.79%	.83%
Expenses net of fee waivers, if any	.67%A	.69%	.72%	.74%	.78%	.83%
Expenses net of all reductions	.66%A	.68%	.71%	.73%	.78%	.82%
Net investment income (loss)	(.05)%A	(.01)%	.47%	(.03)%	.17%H	.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 189,446	$ 167,493	$ 69,363	$ 52,430	$ 36,651	$ 37,787
Portfolio turnover rateG	124%A	93%	98%	138%	108%	132%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .04%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.99 per share is comprised of distributions from net investment income of $.063 and distributions from net realized gain of $.924 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 22.43	$ 15.44	$ 13.63	$ 12.59	$ 10.75	$ 8.13
Income from Investment Operations
Net investment income (loss) E	(.02)	(.02)	.06	(.01)	.01H	.02
Net realized and unrealized gain (loss)	3.50	8.37	2.73	1.04	1.84	2.62
Total from investment operations	3.48	8.35	2.79	1.03	1.85	2.64
Distributions from net investment income	-	-	(.05)	-	(.01)	(.02)
Distributions from net realized gain	(1.05)	(1.36)	(.92)	-	-	-
Total distributions	(1.05)	(1.36)	(.98)K	-	(.01)	(.02)
Redemption fees added to paid in capitalE	-J	-J	-J	.01	-J	-J
Net asset value, end of period	$ 24.86	$ 22.43	$ 15.44	$ 13.63	$ 12.59	$ 10.75
Total ReturnB, C, D	15.71%	55.91%	20.75%	8.26%	17.24%	32.53%
Ratios to Average Net Assets F, I
Expenses before reductions	.75%A	.77%	.80%	.82%	.88%	.94%
Expenses net of fee waivers, if any	.75%A	.77%	.80%	.82%	.87%	.94%
Expenses net of all reductions	.74%A	.76%	.79%	.81%	.86%	.93%
Net investment income (loss)	(.13)%A	(.10)%	.39%	(.11)%	.09%H	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 484,313	$ 384,285	$ 115,132	$ 70,497	$ 31,254	$ 24,448
Portfolio turnover rateG	124%A	93%	98%	138%	108%	132%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.04)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.98 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.924 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

VIP Health Care Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 178,849,751
Gross unrealized depreciation	(8,482,869)
Net unrealized appreciation (depreciation) on securities and other investments	$ 170,366,882

Tax cost	$ 521,312,486

Trading (Redemption) Fees. Shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $424,003,232 and $391,848,180, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% (.15% for Investor Class) of average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 61,948
Investor Class	333,199
$ 395,147

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5,648 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $528 and is reflected in Miscellaneous expenses on the Statement of Operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $86,389.

8. Expense Reductions.

FMR reimbursed a portion of the Fund's expenses during the period in the amount of $8,126.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $21,068 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net realized gain
Initial Class	$ 8,132,744	$ 8,479,953
Investor Class	19,354,641	17,626,382
Total	$ 27,487,385	$ 26,106,335

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Initial Class
Shares sold	1,062,568	3,279,877	$ 25,735,467	$ 62,151,095
Reinvestment of distributions	340,567	432,864	8,132,744	8,479,953
Shares redeemed	(1,253,767)	(760,418)	(29,332,648)	(14,693,580)
Net increase (decrease)	149,368	2,952,323	$ 4,535,563	$ 55,937,468
Investor Class
Shares sold	3,417,052	9,544,125	$ 82,126,189	$ 181,540,476
Reinvestment of distributions	815,619	891,714	19,354,641	17,626,382
Shares redeemed	(1,878,575)	(764,632)	(43,277,505)	(14,821,019)
Net increase (decrease)	2,354,096	9,671,207	$ 58,203,325	$ 184,345,839

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC
Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VHCIC-SANN-0814
1.817376.109

Fidelity® Variable Insurance Products:
Industrials Portfolio

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Initial Class	.69%
Actual		$ 1,000.00	$ 1,040.30	$ 3.49
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.46
Investor Class	.77%
Actual		$ 1,000.00	$ 1,040.00	$ 3.89
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
United Technologies Corp.	6.0	7.5
Danaher Corp.	5.0	5.3
The Boeing Co.	4.9	0.0
Union Pacific Corp.	4.6	3.9
Caterpillar, Inc.	4.2	3.7
FedEx Corp.	4.1	4.0
Honeywell International, Inc.	3.8	3.9
General Electric Co.	3.7	8.7
General Dynamics Corp.	3.0	0.0
Manitowoc Co., Inc.	2.6	2.1
	41.9
Top Industries (% of fund's net assets)
As of June 30, 2014
Aerospace & Defense	21.2%
Machinery	20.9%
Electrical Equipment	9.8%
Industrial Conglomerates	8.7%
Professional Services	8.6%
All Others*	30.8%

As of December 31, 2013
Machinery	25.0%
Aerospace & Defense	17.0%
Industrial Conglomerates	14.0%
Professional Services	8.8%
Electrical Equipment	8.1%
All Others*	27.1%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
AEROSPACE & DEFENSE - 21.2%
Aerospace & Defense - 21.2%
Alliant Techsystems, Inc.	19,159	$ 2,565,773
General Dynamics Corp.	50,500	5,885,775
Honeywell International, Inc.	79,227	7,364,150
Meggitt PLC	82,900	717,888
Teledyne Technologies, Inc. (a)	16,778	1,630,318
Textron, Inc.	45,703	1,749,968
The Boeing Co.	74,375	9,462,731
Triumph Group, Inc.	3,993	278,791
United Technologies Corp.	101,823	11,755,469
		41,410,863
AIR FREIGHT & LOGISTICS - 4.1%
Air Freight & Logistics - 4.1%
FedEx Corp.	52,509	7,948,812
AIRLINES - 3.6%
Airlines - 3.6%
American Airlines Group, Inc.	79,041	3,395,601
Delta Air Lines, Inc.	94,327	3,652,341
		7,047,942
AUTO COMPONENTS - 1.2%
Auto Parts & Equipment - 1.2%
Johnson Controls, Inc.	48,729	2,433,039
BUILDING PRODUCTS - 2.5%
Building Products - 2.5%
A.O. Smith Corp.	65,742	3,259,488
Lennox International, Inc.	18,081	1,619,515
		4,879,003
COMMERCIAL SERVICES & SUPPLIES - 2.5%
Diversified Support Services - 0.7%
KAR Auction Services, Inc.	42,500	1,354,475
Environmental & Facility Services - 1.3%
Waste Connections, Inc.	51,673	2,508,724
Office Services & Supplies - 0.5%
West Corp.	34,600	927,280
TOTAL COMMERCIAL SERVICES & SUPPLIES		4,790,479
CONSTRUCTION & ENGINEERING - 4.0%
Construction & Engineering - 4.0%
EMCOR Group, Inc.	52,696	2,346,553
Jacobs Engineering Group, Inc. (a)	32,900	1,752,912
MasTec, Inc. (a)	62,965	1,940,581
Tutor Perini Corp. (a)	54,032	1,714,976
		7,755,022
ELECTRICAL EQUIPMENT - 9.8%
Electrical Components & Equipment - 9.0%
Eaton Corp. PLC	58,456	4,511,634

	Shares	Value
Emerson Electric Co.	68,305	$ 4,532,720
EnerSys	17,400	1,196,946
Generac Holdings, Inc.	35,803	1,745,038
Hubbell, Inc. Class B	19,807	2,439,232
Rockwell Automation, Inc.	25,000	3,129,000
		17,554,570
Heavy Electrical Equipment - 0.8%
Babcock & Wilcox Co.	49,300	1,600,278
TOTAL ELECTRICAL EQUIPMENT		19,154,848
ENERGY EQUIPMENT & SERVICES - 0.5%
Oil & Gas Equipment & Services - 0.5%
Aspen Aerogels, Inc. (a)	88,113	876,284
INDUSTRIAL CONGLOMERATES - 8.7%
Industrial Conglomerates - 8.7%
Danaher Corp.	124,285	9,784,958
General Electric Co.	276,848	7,275,565
		17,060,523
MACHINERY - 20.9%
Agricultural & Farm Machinery - 0.8%
Deere & Co.	17,573	1,591,235
Construction Machinery & Heavy Trucks - 10.1%
Caterpillar, Inc.	74,825	8,131,233
Cummins, Inc.	26,398	4,072,947
Manitowoc Co., Inc.	154,180	5,066,355
Oshkosh Truck Corp.	4,859	269,820
Wabtec Corp.	24,982	2,063,263
		19,603,618
Industrial Machinery - 10.0%
Crane Co.	14,100	1,048,476
Dover Corp.	23,268	2,116,225
GEA Group AG	21,942	1,038,962
Global Brass & Copper Holdings, Inc.	26,775	452,498
Hyster-Yale Materials Handling Class A	4,159	368,238
IDEX Corp.	25,340	2,045,952
ITT Corp.	39,620	1,905,722
Mueller Industries, Inc.	19,732	580,318
Pall Corp.	24,047	2,053,373
Parker Hannifin Corp.	18,774	2,360,455
Timken Co.	21,973	1,490,648
Valmont Industries, Inc.	26,419	4,014,367
		19,475,234
TOTAL MACHINERY		40,670,087
OIL, GAS & CONSUMABLE FUELS - 2.2%
Oil & Gas Storage & Transport - 2.2%
Golar LNG Ltd. (d)	43,100	2,590,310
Scorpio Tankers, Inc.	165,434	1,682,464
		4,272,774
Common Stocks - continued
	Shares	Value
PROFESSIONAL SERVICES - 8.6%
Human Resource & Employment Services - 2.2%
Towers Watson & Co.	41,520	$ 4,327,630
Research & Consulting Services - 6.4%
CRA International, Inc. (a)	21,900	504,795
Dun & Bradstreet Corp.	38,155	4,204,681
Huron Consulting Group, Inc. (a)	32,772	2,320,913
Nielsen Holdings B.V.	60,690	2,938,003
Verisk Analytics, Inc. (a)	39,752	2,385,915
		12,354,307
TOTAL PROFESSIONAL SERVICES		16,681,937
ROAD & RAIL - 6.7%
Railroads - 4.6%
Union Pacific Corp.	90,296	9,007,026
Trucking - 2.1%
J.B. Hunt Transport Services, Inc.	54,849	4,046,759
TOTAL ROAD & RAIL		13,053,785
TRADING COMPANIES & DISTRIBUTORS - 1.9%
Trading Companies & Distributors - 1.9%
W.W. Grainger, Inc.	6,237	1,585,882
WESCO International, Inc. (a)	25,427	2,196,384
		3,782,266
TOTAL COMMON STOCKS (Cost $148,390,038)		191,817,664
Money Market Funds - 2.4%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	2,146,388	$ 2,146,388
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	2,623,000	2,623,000
TOTAL MONEY MARKET FUNDS (Cost $4,769,388)		4,769,388
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $153,159,426)		196,587,052
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(1,551,890)
NET ASSETS - 100%		$ 195,035,162
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,121
Fidelity Securities Lending Cash Central Fund	3,408
Total	$ 4,529
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 191,817,664	$ 190,941,380	$ 876,284	$ -
Money Market Funds	4,769,388	4,769,388	-	-
Total Investments in Securities:	$ 196,587,052	$ 195,710,768	$ 876,284	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,584,300) - See accompanying schedule: Unaffiliated issuers (cost $148,390,038)	$ 191,817,664
Fidelity Central Funds (cost $4,769,388)	4,769,388
Total Investments (cost $153,159,426)		$ 196,587,052
Cash		37,898
Receivable for investments sold		909,393
Receivable for fund shares sold		79,971
Dividends receivable		204,959
Distributions receivable from Fidelity Central Funds		2,023
Other receivables		1,283
Total assets		197,822,579

Liabilities
Payable for fund shares redeemed	$ 23,917
Accrued management fee	89,427
Other affiliated payables	26,558
Other payables and accrued expenses	24,515
Collateral on securities loaned, at value	2,623,000
Total liabilities		2,787,417

Net Assets		$ 195,035,162
Net Assets consist of:
Paid in capital		$ 143,970,499
Undistributed net investment income		538,712
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		7,098,304
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		43,427,647
Net Assets		$ 195,035,162

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($55,169,623 ÷ 2,433,774 shares)	$ 22.67

Investor Class: Net Asset Value, offering price and redemption price per share ($139,865,539 ÷ 6,200,830 shares)	$ 22.56

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 1,378,849
Interest		21,609
Income from Fidelity Central Funds		4,529
Total income		1,404,987

Expenses
Management fee	$ 527,923
Transfer agent fees	119,614
Accounting and security lending fees	37,405
Custodian fees and expenses	8,289
Independent trustees' compensation	2,126
Audit	22,273
Legal	141
Miscellaneous	1,357
Total expenses before reductions	719,128
Expense reductions	(11,789)	707,339
Net investment income (loss)		697,648
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,274,712
Foreign currency transactions	262
Futures contracts	60,745
Total net realized gain (loss)		7,335,719
Change in net unrealized appreciation (depreciation) on: Investment securities	(606,837)
Assets and liabilities in foreign currencies	9
Futures contracts	(72,278)
Total change in net unrealized appreciation (depreciation)		(679,106)
Net gain (loss)		6,656,613
Net increase (decrease) in net assets resulting from operations		$ 7,354,261

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 697,648	$ 1,037,986
Net realized gain (loss)	7,335,719	12,936,413
Change in net unrealized appreciation (depreciation)	(679,106)	29,505,287
Net increase (decrease) in net assets resulting from operations	7,354,261	43,479,686
Distributions to shareholders from net investment income	-	(1,165,916)
Distributions to shareholders from net realized gain	(3,322,588)	(9,390,617)
Total distributions	(3,322,588)	(10,556,533)
Share transactions - net increase (decrease)	(361,674)	77,029,709
Redemption fees	13,816	18,548
Total increase (decrease) in net assets	3,683,815	109,971,410

Net Assets
Beginning of period	191,351,347	81,379,937
End of period (including undistributed net investment income of $538,712 and distributions in excess of net investment income of $158,936, respectively)	$ 195,035,162	$ 191,351,347

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 22.17	$ 16.88	$ 14.29	$ 15.16	$ 11.63	$ 8.37
Income from Investment Operations
Net investment income (loss) E	.09	.17	.21	.13	.10	.10
Net realized and unrealized gain (loss)	.78	6.48	2.62	(.85)	3.51	3.27
Total from investment operations	.87	6.65	2.83	(.72)	3.61	3.37
Distributions from net investment income	-	(.16)	(.24)	(.16)	(.09)	(.11)
Distributions from net realized gain	(.37)	(1.20)	-	-	-	-
Total distributions	(.37)	(1.36)	(.24)	(.16)	(.09)	(.11)
Redemption fees added to paid in capital E	- I	- I	- I	.01	.01	- I
Net asset value, end of period	$ 22.67	$ 22.17	$ 16.88	$ 14.29	$ 15.16	$ 11.63
Total Return B, C, D	4.03%	39.80%	19.82%	(4.65)%	31.09%	40.22%
Ratios to Average Net Assets F, H
Expenses before reductions	.70% A	.72%	.74%	.74%	.77%	.81%
Expenses net of fee waivers, if any	.69% A	.72%	.74%	.74%	.76%	.81%
Expenses net of all reductions	.68% A	.72%	.73%	.73%	.75%	.80%
Net investment income (loss)	.78% A	.84%	1.30%	.88%	.77%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,170	$ 55,234	$ 31,784	$ 34,854	$ 43,295	$ 32,183
Portfolio turnover rate G	73% A	64%	80%	111%	91%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 22.07	$ 16.81	$ 14.24	$ 15.10	$ 11.59	$ 8.35
Income from Investment Operations
Net investment income (loss) E	.08	.15	.19	.12	.09	.09
Net realized and unrealized gain (loss)	.78	6.46	2.61	(.84)	3.49	3.25
Total from investment operations	.86	6.61	2.80	(.72)	3.58	3.34
Distributions from net investment income	-	(.15)	(.23)	(.15)	(.08)	(.10)
Distributions from net realized gain	(.37)	(1.20)	-	-	-	-
Total distributions	(.37)	(1.35)	(.23)	(.15)	(.08)	(.10)
Redemption fees added to paid in capital E	- I	- I	- I	.01	.01	- I
Net asset value, end of period	$ 22.56	$ 22.07	$ 16.81	$ 14.24	$ 15.10	$ 11.59
Total Return B, C, D	4.00%	39.72%	19.65%	(4.70)%	30.96%	39.97%
Ratios to Average Net Assets F, H
Expenses before reductions	.77% A	.80%	.82%	.82%	.85%	.91%
Expenses net of fee waivers, if any	.77% A	.80%	.82%	.82%	.84%	.91%
Expenses net of all reductions	.76% A	.79%	.81%	.81%	.84%	.90%
Net investment income (loss)	.71% A	.77%	1.22%	.80%	.69%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 139,866	$ 136,117	$ 49,596	$ 48,261	$ 48,832	$ 25,879
Portfolio turnover rate G	73% A	64%	80%	111%	91%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

VIP Industrials Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, original issue discount, equity-debt classifications, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 44,316,372
Gross unrealized depreciation	(1,062,061)
Net unrealized appreciation (depreciation) on securities and other investments	$ 43,254,311

Tax cost	$ 153,332,741

Trading (Redemption) Fees. Shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period.

During the period the Fund recognized net realized gain (loss) of $60,745 and a change in net unrealized appreciation (depreciation) of $(72,278) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $69,117,631 and $70,000,992, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

statements and out of pocket expenses, equal to an annual rate of .07% (.15% for Investor Class) of average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 19,268
Investor Class	100,346
$ 119,614

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,789 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $167 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,408.

9. Expense Reductions.

FMR reimbursed a portion of the Fund's expenses during the period in the amount of $5,977. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $5,810 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Initial Class	$ -	$ 359,328
Investor Class	-	806,588
Total	$ -	$ 1,165,916
From net realized gain
Initial Class	$ 960,300	$ 2,763,413
Investor Class	2,362,288	6,627,204
Total	$ 3,322,588	$ 9,390,617

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Initial Class
Shares sold	209,400	1,229,362	$ 4,593,077	$ 23,819,924
Reinvestment of distributions	44,832	148,067	960,300	3,122,740
Shares redeemed	(311,848)	(769,138)	(6,801,432)	(15,056,666)
Net increase (decrease)	(57,616)	608,291	$ (1,248,055)	$ 11,885,998
Investor Class
Shares sold	742,283	3,205,597	$ 16,232,484	$ 64,412,403
Reinvestment of distributions	110,801	354,159	2,362,288	7,433,793
Shares redeemed	(819,711)	(342,103)	(17,708,391)	(6,702,485)
Net increase (decrease)	33,373	3,217,653	$ 886,381	$ 65,143,711

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 99% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC
Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VCYLIC-SANN-0814
1.817364.109

Fidelity® Variable Insurance Products:
Materials Portfolio

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Initial Class	.73%
Actual		$ 1,000.00	$ 1,073.30	$ 3.75
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 3.66
Investor Class	.80%
Actual		$ 1,000.00	$ 1,072.60	$ 4.11
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Monsanto Co.	9.0	9.8
LyondellBasell Industries NV Class A	7.3	6.3
Praxair, Inc.	5.6	5.6
Freeport-McMoRan Copper & Gold, Inc.	5.0	0.0
FMC Corp.	4.4	5.1
Eastman Chemical Co.	4.3	4.1
Rock-Tenn Co. Class A	4.0	3.1
CF Industries Holdings, Inc.	3.7	3.7
Sherwin-Williams Co.	3.2	2.4
Graphic Packaging Holding Co.	2.9	2.1
	49.4
Top Industries (% of fund's net assets)
As of June 30, 2014
Chemicals	65.4%
Metals & Mining	13.9%
Containers & Packaging	10.9%
Construction Materials	5.1%
Oil, Gas & Consumable Fuels	1.6%
All Others*	3.1%

As of December 31, 2013
Chemicals	69.8%
Containers & Packaging	9.3%
Metals & Mining	7.6%
Construction Materials	4.7%
Paper & Forest Products	4.5%
All Others*	4.1%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CHEMICALS - 65.4%
Commodity Chemicals - 14.4%
Axiall Corp.	41,804	$ 1,976,075
Cabot Corp.	30,678	1,779,017
Koppers Holdings, Inc.	8,900	340,425
LyondellBasell Industries NV Class A	56,616	5,528,552
Methanex Corp.	20,700	1,279,770
		10,903,839
Diversified Chemicals - 11.7%
E.I. du Pont de Nemours & Co.	16,600	1,086,304
Eastman Chemical Co.	37,135	3,243,742
FMC Corp.	46,754	3,328,417
Huntsman Corp.	41,200	1,157,720
		8,816,183
Fertilizers & Agricultural Chemicals - 14.7%
CF Industries Holdings, Inc.	11,800	2,838,254
Monsanto Co.	54,327	6,776,751
Potash Corp. of Saskatchewan, Inc. (d)	39,480	1,501,428
		11,116,433
Industrial Gases - 7.4%
Airgas, Inc.	12,801	1,394,157
Praxair, Inc.	31,926	4,241,050
		5,635,207
Specialty Chemicals - 17.2%
Celanese Corp. Class A	23,974	1,541,049
Cytec Industries, Inc.	10,768	1,135,163
Ecolab, Inc.	10,228	1,138,786
Ferro Corp. (a)	7,396	92,894
Innospec, Inc.	19,346	835,167
NewMarket Corp.	3,329	1,305,334
RPM International, Inc.	3,262	150,639
Sherwin-Williams Co.	11,507	2,380,913
Sigma Aldrich Corp.	18,488	1,876,162
Symrise AG	7,000	381,439
W.R. Grace & Co. (a)	22,646	2,140,726
		12,978,272
TOTAL CHEMICALS		49,449,934
CONSTRUCTION MATERIALS - 5.1%
Construction Materials - 5.1%
Eagle Materials, Inc.	17,688	1,667,625
Vulcan Materials Co.	34,167	2,178,146
		3,845,771
CONTAINERS & PACKAGING - 10.9%
Metal & Glass Containers - 2.2%
Aptargroup, Inc.	14,423	966,485
Silgan Holdings, Inc.	14,532	738,516
		1,705,001
Paper Packaging - 8.7%
Graphic Packaging Holding Co. (a)	187,200	2,190,240

	Shares	Value
Packaging Corp. of America	19,300	$ 1,379,757
Rock-Tenn Co. Class A	28,497	3,008,998
		6,578,995
TOTAL CONTAINERS & PACKAGING		8,283,996
ENERGY EQUIPMENT & SERVICES - 1.4%
Oil & Gas Equipment & Services - 1.4%
Aspen Aerogels, Inc. (a)	105,231	1,046,522
METALS & MINING - 13.9%
Aluminum - 1.0%
Constellium NV (a)	23,200	743,792
Diversified Metals & Mining - 5.4%
Copper Mountain Mining Corp. (a)	132,625	304,514
Freeport-McMoRan Copper & Gold, Inc.	103,600	3,781,400
		4,085,914
Gold - 2.1%
Franco-Nevada Corp.	10,234	587,444
Royal Gold, Inc.	13,027	991,615
		1,579,059
Steel - 5.4%
Allegheny Technologies, Inc.	12,900	581,790
Carpenter Technology Corp.	20,922	1,323,317
Nucor Corp.	32,300	1,590,775
Worthington Industries, Inc.	13,666	588,185
		4,084,067
TOTAL METALS & MINING		10,492,832
OIL, GAS & CONSUMABLE FUELS - 1.6%
Coal & Consumable Fuels - 1.6%
Peabody Energy Corp.	77,111	1,260,765
PAPER & FOREST PRODUCTS - 1.2%
Forest Products - 1.2%
Boise Cascade Co. (a)	31,367	898,351
TOTAL COMMON STOCKS (Cost $55,110,988)		75,278,171
Money Market Funds - 2.8%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	518,295	$ 518,295
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	1,559,364	1,559,364
TOTAL MONEY MARKET FUNDS (Cost $2,077,659)		2,077,659
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $57,188,647)		77,355,830
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(1,711,185)
NET ASSETS - 100%		$ 75,644,645
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 235
Fidelity Securities Lending Cash Central Fund	4,610
Total	$ 4,845
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 75,278,171	$ 74,231,649	$ 1,046,522	$ -
Money Market Funds	2,077,659	2,077,659	-	-
Total Investments in Securities:	$ 77,355,830	$ 76,309,308	$ 1,046,522	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	86.3%
Netherlands	8.3%
Canada	4.9%
Others (Individually Less Than 1%)	0.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,492,677) - See accompanying schedule: Unaffiliated issuers (cost $55,110,988)	$ 75,278,171
Fidelity Central Funds (cost $2,077,659)	2,077,659
Total Investments (cost $57,188,647)		$ 77,355,830
Receivable for investments sold		185,423
Dividends receivable		60,972
Distributions receivable from Fidelity Central Funds		633
Other receivables		244
Total assets		77,603,102

Liabilities
Payable for investments purchased	$ 111,228
Payable for fund shares redeemed	220,930
Accrued management fee	34,309
Other affiliated payables	10,315
Other payables and accrued expenses	22,311
Collateral on securities loaned, at value	1,559,364
Total liabilities		1,958,457

Net Assets		$ 75,644,645
Net Assets consist of:
Paid in capital		$ 50,686,154
Undistributed net investment income		92,149
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,698,984
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		20,167,358
Net Assets		$ 75,644,645

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($19,520,787 ÷ 1,217,671 shares)	$ 16.03

Investor Class: Net Asset Value, offering price and redemption price per share ($56,123,858 ÷ 3,502,963 shares)	$ 16.02

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 558,810
Interest		25,882
Income from Fidelity Central Funds		4,845
Total income		589,537

Expenses
Management fee	$ 198,760
Transfer agent fees	47,109
Accounting and security lending fees	14,233
Custodian fees and expenses	6,094
Independent trustees' compensation	813
Audit	18,475
Miscellaneous	762
Total expenses before reductions	286,246
Expense reductions	(6,781)	279,465
Net investment income (loss)		310,072
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,925,583
Foreign currency transactions	(1,065)
Total net realized gain (loss)		4,924,518
Change in net unrealized appreciation (depreciation) on: Investment securities	(366,635)
Assets and liabilities in foreign currencies	162
Total change in net unrealized appreciation (depreciation)		(366,473)
Net gain (loss)		4,558,045
Net increase (decrease) in net assets resulting from operations		$ 4,868,117

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 310,072	$ 541,381
Net realized gain (loss)	4,924,518	5,577,598
Change in net unrealized appreciation (depreciation)	(366,473)	8,508,965
Net increase (decrease) in net assets resulting from operations	4,868,117	14,627,944
Distributions to shareholders from net investment income	-	(761,300)
Distributions to shareholders from net realized gain	(2,718,783)	(2,556,577)
Total distributions	(2,718,783)	(3,317,877)
Share transactions - net increase (decrease)	(2,135,644)	(10,908,022)
Redemption fees	3,139	12,787
Total increase (decrease) in net assets	16,829	414,832

Net Assets
Beginning of period	75,627,816	75,212,984
End of period (including undistributed net investment income of $92,149 and distributions in excess of net investment income of $217,923, respectively)	$ 75,644,645	$ 75,627,816

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 15.53	$ 13.27	$ 11.67	$ 12.94	$ 10.25	$ 5.80
Income from Investment Operations
Net investment income (loss) E	.07	.11	.12	.16H	.25I	.10J
Net realized and unrealized gain (loss)	1.03	2.77	2.19	(1.24)	2.66	4.42
Total from investment operations	1.10	2.88	2.31	(1.08)	2.91	4.52
Distributions from net investment income	-	(.17)	(.12)	(.20)	(.23)	(.08)
Distributions from net realized gain	(.60)	(.45)	(.59)	-	-L	-
Total distributions	(.60)	(.62)	(.71)	(.20)	(.23)	(.08)
Redemption fees added to paid in capitalE	-L	-L	-L	.01	.01	.01
Net asset value, end of period	$ 16.03	$ 15.53	$ 13.27	$ 11.67	$ 12.94	$ 10.25
Total ReturnB, C, D	7.33%	22.15%	20.15%	(8.20)%	28.54%	78.09%
Ratios to Average Net Assets F, K
Expenses before reductions	.74%A	.76%	.75%	.76%	.79%	.82%
Expenses net of fee waivers, if any	.73%A	.76%	.75%	.76%	.78%	.82%
Expenses net of all reductions	.72%A	.75%	.74%	.75%	.77%	.81%
Net investment income (loss)	.91%A	.77%	.96%	1.28%H	2.31%I	1.27%J
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,521	$ 21,067	$ 25,025	$ 27,414	$ 46,131	$ 34,218
Portfolio turnover rateG	65%A	68%	68%	105%	115%	105%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .93%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .86%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.03%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LAmount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 15.53	$ 13.27	$ 11.67	$ 12.94	$ 10.25	$ 5.80
Income from Investment Operations
Net investment income (loss) E	.06	.10	.11	.15H	.24I	.10J
Net realized and unrealized gain (loss)	1.03	2.77	2.19	(1.24)	2.66	4.41
Total from investment operations	1.09	2.87	2.30	(1.09)	2.90	4.51
Distributions from net investment income	-	(.16)	(.11)	(.19)	(.22)	(.07)
Distributions from net realized gain	(.60)	(.45)	(.59)	-	-L	-
Total distributions	(.60)	(.61)	(.70)	(.19)	(.22)	(.07)
Redemption fees added to paid in capitalE	-L	-L	-L	.01	.01	.01
Net asset value, end of period	$ 16.02	$ 15.53	$ 13.27	$ 11.67	$ 12.94	$ 10.25
Total ReturnB, C, D	7.26%	22.07%	20.07%	(8.30)%	28.45%	78.02%
Ratios to Average Net Assets F, K
Expenses before reductions	.81%A	.83%	.83%	.84%	.87%	.91%
Expenses net of fee waivers, if any	.80%A	.83%	.83%	.84%	.86%	.91%
Expenses net of all reductions	.79%A	.83%	.82%	.83%	.85%	.90%
Net investment income (loss)	.84%A	.69%	.88%	1.20%H	2.23%I	1.18%J
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,124	$ 54,561	$ 50,188	$ 49,862	$ 55,979	$ 38,572
Portfolio turnover rateG	65%A	68%	68%	105%	115%	105%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .85%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .78%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .94%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

VIP Materials Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014 is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), original issue discount and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 20,872,078
Gross unrealized depreciation	(823,965)
Net unrealized appreciation (depreciation) on securities and other investments	$ 20,048,113

Tax cost	$ 57,307,717

Trading (Redemption) Fees. Shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Purchases and Sales of Investments. Purchases and sales of securities, other than short-term securities, aggregated $23,596,281 and $28,071,989, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% (.15% for Investor Class) of average net assets . For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 7,626
Investor Class	39,483
$ 47,109

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $509 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $67 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,610.

7. Expense Reductions.

FMR reimbursed a portion of the Fund's expenses during the period in the amount of $4,949.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,832 for the period.

Semiannual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Initial Class	$ -	$ 221,113
Investor Class	-	540,187
Total	$ -	$ 761,300
From net realized gain
Initial Class	$ 738,111	$ 774,595
Investor Class	1,980,672	1,781,982
Total	$ 2,718,783	$ 2,556,577

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Initial Class
Shares sold	57,505	201,235	$ 892,254	$ 2,845,478
Reinvestment of distributions	49,405	70,187	738,111	995,708
Shares redeemed	(245,590)	(800,341)	(3,720,017)	(11,168,241)
Net increase (decrease)	(138,680)	(528,919)	$ (2,089,652)	$ (7,327,055)
Investor Class
Shares sold	309,435	858,453	$ 4,807,621	$ 12,056,908
Reinvestment of distributions	132,575	163,237	1,980,672	2,322,169
Shares redeemed	(452,578)	(1,289,391)	(6,834,285)	(17,960,044)
Net increase (decrease)	(10,568)	(267,701)	$ (45,992)	$ (3,580,967)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC
Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VMATP-SANN-0814
1.851002.107

Fidelity® Variable Insurance Products:
Real Estate Portfolio

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Initial Class	.68%
Actual		$ 1,000.00	$ 1,179.00	$ 3.67
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.41
Service Class	.78%
Actual		$ 1,000.00	$ 1,178.10	$ 4.21
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Service Class 2.93%
Actual		$ 1,000.00	$ 1,176.80	$ 5.02
HypotheticalA		$ 1,000.00	$ 1,020.18	$ 4.66
Investor Class	.76%
Actual		$ 1,000.00	$ 1,177.80	$ 4.10
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Simon Property Group, Inc.	12.6	13.2
Public Storage	6.0	6.5
Boston Properties, Inc.	5.7	5.4
Essex Property Trust, Inc.	4.9	3.9
SL Green Realty Corp.	4.2	4.4
Ventas, Inc.	3.8	6.2
Federal Realty Investment Trust (SBI)	3.7	0.3
Alexandria Real Estate Equities, Inc.	3.6	3.5
HCP, Inc.	3.5	2.7
Taubman Centers, Inc.	3.5	0.0
	51.5
Top Five REIT Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Office Buildings	19.3	19.0
REITs - Apartments	16.9	16.1
REITs - Malls	16.1	15.1
REITs - Industrial Buildings	13.3	15.0
REITs - Health Care Facilities	10.6	10.6
Asset Allocation (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
Stocks 99.0%	Stocks 97.5%
Short-Term Investments and Net Other Assets (Liabilities) 1.0%	Short-Term Investments and Net Other Assets (Liabilities) 2.5%

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 97.6%
REITs - Apartments - 16.9%
AvalonBay Communities, Inc.	36,342	$ 5,167,469
Equity Residential (SBI)	163,970	10,330,110
Essex Property Trust, Inc.	117,839	21,789,609
Mid-America Apartment Communities, Inc.	201,347	14,708,398
Post Properties, Inc.	243,200	13,001,472
UDR, Inc.	370,700	10,613,141
TOTAL REITS - APARTMENTS		75,610,199
REITs - Health Care Facilities - 10.6%
HCP, Inc.	382,825	15,841,299
Health Care REIT, Inc.	89,978	5,638,921
Senior Housing Properties Trust (SBI)	376,600	9,147,614
Ventas, Inc.	262,510	16,826,891
TOTAL REITS - HEALTH CARE FACILITIES		47,454,725
REITs - Hotels - 6.9%
Ashford Hospitality Prime, Inc.	161,200	2,766,192
FelCor Lodging Trust, Inc.	884,823	9,299,490
Host Hotels & Resorts, Inc.	363,278	7,995,749
LaSalle Hotel Properties (SBI)	307,092	10,837,277
TOTAL REITS - HOTELS		30,898,708
REITs - Industrial Buildings - 13.3%
DCT Industrial Trust, Inc.	1,168,200	9,590,922
Extra Space Storage, Inc.	61,000	3,248,250
Liberty Property Trust (SBI)	96,500	3,660,245
Prologis, Inc.	339,737	13,959,793
Public Storage	155,655	26,671,484
Terreno Realty Corp.	119,001	2,300,289
TOTAL REITS - INDUSTRIAL BUILDINGS		59,430,983
REITs - Malls - 16.1%
Simon Property Group, Inc.	337,699	56,152,590
Taubman Centers, Inc.	208,400	15,798,804
TOTAL REITS - MALLS		71,951,394
REITs - Management/Investment - 5.7%
Digital Realty Trust, Inc. (d)	244,700	14,270,904
Equity Lifestyle Properties, Inc.	154,194	6,809,207
Weyerhaeuser Co.	133,763	4,426,218
TOTAL REITS - MANAGEMENT/INVESTMENT		25,506,329

	Shares	Value
REITs - Mobile Home Parks - 0.7%
Sun Communities, Inc.	62,499	$ 3,114,950
REITs - Office Buildings - 19.3%
Alexandria Real Estate Equities, Inc.	209,379	16,256,186
Boston Properties, Inc.	217,977	25,760,522
Cousins Properties, Inc.	320,600	3,991,470
CyrusOne, Inc.	91,400	2,275,860
Douglas Emmett, Inc.	232,600	6,563,972
Piedmont Office Realty Trust, Inc. Class A (d)	676,300	12,809,122
SL Green Realty Corp.	170,659	18,671,801
TOTAL REITS - OFFICE BUILDINGS		86,328,933
REITs - Shopping Centers - 7.9%
Acadia Realty Trust (SBI)	40,100	1,126,409
Cedar Shopping Centers, Inc.	421,014	2,631,338
Equity One, Inc.	13,027	307,307
Excel Trust, Inc.	149,262	1,989,662
Federal Realty Investment Trust (SBI)	136,700	16,529,764
Kite Realty Group Trust	105,015	644,792
Vornado Realty Trust	55,110	5,881,890
Washington Prime Group, Inc. (a)	314,499	5,893,711
TOTAL REITS - SHOPPING CENTERS		35,004,873
REITs - Single Tenant - 0.2%
Select Income (REIT)	29,300	868,452
TOTAL REAL ESTATE INVESTMENT TRUSTS		436,169,546
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.4%
Real Estate Operating Companies - 1.4%
Forest City Enterprises, Inc. Class A (a)	326,820	6,493,913
TOTAL COMMON STOCKS (Cost $339,396,047)		442,663,459
Money Market Funds - 5.7%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	6,788,363	$ 6,788,363
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	18,526,925	18,526,925
TOTAL MONEY MARKET FUNDS (Cost $25,315,288)		25,315,288
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $364,711,335)		467,978,747
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(20,875,106)
NET ASSETS - 100%		$ 447,103,641
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,549
Fidelity Securities Lending Cash Central Fund	29,457
Total	$ 33,006
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $18,015,886) - See accompanying schedule: Unaffiliated issuers (cost $339,396,047)	$ 442,663,459
Fidelity Central Funds (cost $25,315,288)	25,315,288
Total Investments (cost $364,711,335)		$ 467,978,747
Cash		449,918
Receivable for investments sold		5,011,793
Receivable for fund shares sold		333,840
Dividends receivable		1,271,364
Distributions receivable from Fidelity Central Funds		7,513
Other receivables		7,537
Total assets		475,060,712

Liabilities
Payable for investments purchased	$ 5,174,226
Payable for fund shares redeemed	3,924,832
Accrued management fee	204,830
Distribution and service plan fees payable	39,719
Other affiliated payables	51,139
Other payables and accrued expenses	35,400
Collateral on securities loaned, at value	18,526,925
Total liabilities		27,957,071

Net Assets		$ 447,103,641
Net Assets consist of:
Paid in capital		$ 330,246,535
Undistributed net investment income		3,222,812
Accumulated undistributed net realized gain (loss) on investments		10,366,882
Net unrealized appreciation (depreciation) on investments		103,267,412
Net Assets		$ 447,103,641

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($76,666,744 ÷ 4,018,429 shares)	$ 19.08

Service Class: Net Asset Value, offering price and redemption price per share ($3,604,274 ÷ 189,411 shares)	$ 19.03

Service Class 2: Net Asset Value, offering price and redemption price per share ($187,554,308 ÷ 9,963,312 shares)	$ 18.82

Investor Class: Net Asset Value, offering price and redemption price per share ($179,278,315 ÷ 9,439,884 shares)	$ 18.99

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 5,161,908
Income from Fidelity Central Funds		33,006
Total income		5,194,914

Expenses
Management fee	$ 1,119,672
Transfer agent fees	198,819
Distribution and service plan fees	226,123
Accounting and security lending fees	80,714
Custodian fees and expenses	15,702
Independent trustees' compensation	4,403
Audit	26,857
Miscellaneous	3,427
Total expenses before reductions	1,675,717
Expense reductions	(25,404)	1,650,313
Net investment income (loss)		3,544,601
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		12,347,128
Change in net unrealized appreciation (depreciation) on investment securities		49,306,592
Net gain (loss)		61,653,720
Net increase (decrease) in net assets resulting from operations		$ 65,198,321

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,544,601	$ 5,861,693
Net realized gain (loss)	12,347,128	19,049,450
Change in net unrealized appreciation (depreciation)	49,306,592	(20,971,966)
Net increase (decrease) in net assets resulting from operations	65,198,321	3,939,177
Distributions to shareholders from net investment income	-	(6,445,747)
Distributions to shareholders from net realized gain	(4,005,391)	(17,511,569)
Total distributions	(4,005,391)	(23,957,316)
Share transactions - net increase (decrease)	21,270,736	35,526,251
Total increase (decrease) in net assets	82,463,666	15,508,112

Net Assets
Beginning of period	364,639,975	349,131,863
End of period (including undistributed net investment income of $3,222,812 and distributions in excess of net investment income of $321,789, respectively)	$ 447,103,641	$ 364,639,975

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.35	$ 17.22	$ 15.02	$ 14.06	$ 10.93	$ 8.13
Income from Investment Operations
Net investment income (loss) E	.17	.29	.27	.23	.15	.24
Net realized and unrealized gain (loss)	2.74	- I	2.50	.90	3.16	2.80
Total from investment operations	2.91	.29	2.77	1.13	3.31	3.04
Distributions from net investment income	-	(.33)	(.25)	(.17)	(.18)	(.24)
Distributions from net realized gain	(.18)	(.83)	(.32)	-	-	-
Total distributions	(.18)	(1.16)	(.57)	(.17)	(.18)	(.24)
Net asset value, end of period	$ 19.08	$ 16.35	$ 17.22	$ 15.02	$ 14.06	$ 10.93
Total Return B, C, D	17.90%	1.82%	18.57%	8.09%	30.42%	37.69%
Ratios to Average Net Assets F, H
Expenses before reductions	.68% A	.69%	.70%	.71%	.73%	.80%
Expenses net of fee waivers, if any	.68% A	.68%	.70%	.71%	.73%	.80%
Expenses net of all reductions	.67% A	.68%	.69%	.70%	.72%	.80%
Net investment income (loss)	1.88% A	1.61%	1.58%	1.58%	1.22%	3.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 76,667	$ 57,396	$ 71,364	$ 54,874	$ 56,893	$ 41,714
Portfolio turnover rate G	79% A	59%	52%	61%	64%	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.32	$ 17.20	$ 15.00	$ 14.04	$ 10.91	$ 8.11
Income from Investment Operations
Net investment income (loss) E	.16	.27	.25	.22	.14	.23
Net realized and unrealized gain (loss)	2.73	.01 H	2.51	.89	3.15	2.80
Total from investment operations	2.89	.28	2.76	1.11	3.29	3.03
Distributions from net investment income	-	(.32)	(.24)	(.15)	(.16)	(.23)
Distributions from net realized gain	(.18)	(.83)	(.32)	-	-	-
Total distributions	(.18)	(1.16) J	(.56)	(.15)	(.16)	(.23)
Net asset value, end of period	$ 19.03	$ 16.32	$ 17.20	$ 15.00	$ 14.04	$ 10.91
Total Return B, C, D	17.81%	1.73%	18.49%	7.96%	30.30%	37.62%
Ratios to Average Net Assets F, I
Expenses before reductions	.78% A	.78%	.79%	.81%	.83%	.90%
Expenses net of fee waivers, if any	.78% A	.78%	.79%	.81%	.83%	.90%
Expenses net of all reductions	.77% A	.78%	.78%	.80%	.82%	.89%
Net investment income (loss)	1.79% A	1.52%	1.49%	1.48%	1.12%	2.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,604	$ 3,255	$ 1,634	$ 597	$ 793	$ 1,051
Portfolio turnover rate G	79% A	59%	52%	61%	64%	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $1.16 per share is comprised of distributions from net investment income of $.324 and distributions from net realized gain of $.833 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.16	$ 17.03	$ 14.86	$ 13.92	$ 10.84	$ 8.07
Income from Investment Operations
Net investment income (loss) E	.14	.24	.22	.19	.12	.23
Net realized and unrealized gain (loss)	2.70	.01 H	2.48	.89	3.13	2.76
Total from investment operations	2.84	.25	2.70	1.08	3.25	2.99
Distributions from net investment income	-	(.29)	(.21)	(.14)	(.17)	(.22)
Distributions from net realized gain	(.18)	(.83)	(.32)	-	-	-
Total distributions	(.18)	(1.12)	(.53)	(.14)	(.17)	(.22)
Net asset value, end of period	$ 18.82	$ 16.16	$ 17.03	$ 14.86	$ 13.92	$ 10.84
Total Return B, C, D	17.68%	1.61%	18.30%	7.78%	30.09%	37.40%
Ratios to Average Net Assets F, I
Expenses before reductions	.93% A	.94%	.94%	.95%	.98%	1.07%
Expenses net of fee waivers, if any	.93% A	.93%	.94%	.95%	.97%	1.07%
Expenses net of all reductions	.92% A	.93%	.93%	.95%	.96%	1.06%
Net investment income (loss)	1.63% A	1.37%	1.33%	1.34%	.97%	2.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 187,554	$ 165,134	$ 145,738	$ 127,231	$ 101,038	$ 9,878
Portfolio turnover rate G	79% A	59%	52%	61%	64%	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.29	$ 17.15	$ 14.97	$ 14.01	$ 10.90	$ 8.11
Income from Investment Operations
Net investment income (loss) E	.16	.28	.25	.22	.14	.24
Net realized and unrealized gain (loss)	2.72	.01 H	2.49	.90	3.14	2.78
Total from investment operations	2.88	.29	2.74	1.12	3.28	3.02
Distributions from net investment income	-	(.32)	(.24)	(.16)	(.17)	(.23)
Distributions from net realized gain	(.18)	(.83)	(.32)	-	-	-
Total distributions	(.18)	(1.15)	(.56)	(.16)	(.17)	(.23)
Net asset value, end of period	$ 18.99	$ 16.29	$ 17.15	$ 14.97	$ 14.01	$ 10.90
Total Return B, C, D	17.78%	1.81%	18.42%	8.03%	30.25%	37.57%
Ratios to Average Net Assets F, I
Expenses before reductions	.76% A	.77%	.78%	.79%	.82%	.90%
Expenses net of fee waivers, if any	.76% A	.76%	.78%	.79%	.81%	.90%
Expenses net of all reductions	.75% A	.76%	.77%	.78%	.80%	.89%
Net investment income (loss)	1.80% A	1.53%	1.50%	1.50%	1.13%	2.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 179,278	$ 138,855	$ 130,397	$ 80,646	$ 62,371	$ 33,926
Portfolio turnover rate G	79% A	59%	52%	61%	64%	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

VIP Real Estate Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 103,548,345
Gross unrealized depreciation	(1,121,313)
Net unrealized appreciation (depreciation) on securities and other investments	$ 102,427,032

Tax cost	$ 365,551,715

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $185,868,950 and $158,798,926, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 1,721
Service Class 2	224,402
$ 226,123

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% (.15% for Investor Class) of average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 23,097
Service Class	1,121
Service Class 2	59,094
Investor Class	115,507
$ 198,819

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $634 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $352 and is reflected in Miscellaneous expenses on the Statement of Operations.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $29,457.

Semiannual Report

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $25,399 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Initial Class	$ -	$ 1,105,869
Service Class	-	60,909
Service Class 2	-	2,698,125
Investor Class	-	2,580,844
Total	$ -	$ 6,445,747
From net realized gain
Initial Class	$ 625,753	$ 2,837,338
Service Class	35,338	152,694
Service Class 2	1,826,731	7,697,869
Investor Class	1,517,569	6,823,668
Total	$ 4,005,391	$ 17,511,569

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Initial Class
Shares sold	808,934	801,426	$ 14,520,583	$ 14,647,172
Reinvestment of distributions	36,108	243,682	625,753	3,943,207
Shares redeemed	(336,134)	(1,679,924)	(5,900,743)	(30,101,288)
Net increase (decrease)	508,908	(634,816)	$ 9,245,593	$ (11,510,909)
Service Class
Shares sold	929	109,042	$ 16,848	$ 1,933,360
Reinvestment of distributions	2,044	13,307	35,338	213,603
Shares redeemed	(13,003)	(17,938)	(227,963)	(310,247)
Net increase (decrease)	(10,030)	104,411	$ (175,777)	$ 1,836,716
Service Class 2
Shares sold	1,394,516	3,353,858	$ 24,772,065	$ 59,259,635
Reinvestment of distributions	106,764	651,875	1,826,731	10,395,995
Shares redeemed	(1,757,647)	(2,343,989)	(31,218,492)	(41,733,596)
Net increase (decrease)	(256,367)	1,661,744	$ (4,619,696)	$ 27,922,034
Investor Class
Shares sold	1,386,011	2,963,427	$ 25,124,124	$ 54,456,079
Reinvestment of distributions	87,975	584,441	1,517,569	9,404,511
Shares redeemed	(559,743)	(2,624,396)	(9,821,077)	(46,582,180)
Net increase (decrease)	914,243	923,472	$ 16,820,616	$ 17,278,410

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 53% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 38% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC
Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPRE-SANN-0814
1.787989.111

Fidelity® Variable Insurance Products:
Technology Portfolio

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Initial Class	.69%
Actual		$ 1,000.00	$ 1,082.50	$ 3.56
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.46
Investor Class	.77%
Actual		$ 1,000.00	$ 1,081.50	$ 3.97
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	11.5	0.1
Microsoft Corp.	5.6	1.8
Google, Inc. Class A	5.2	10.0
Google, Inc. Class C	5.2	0.0
Facebook, Inc. Class A	5.1	4.6
Naver Corp.	2.2	3.6
Tencent Holdings Ltd.	2.2	2.1
Fidelity National Information Services, Inc.	2.1	1.9
Ctrip.com International Ltd. sponsored ADR	1.6	0.0
Cognizant Technology Solutions Corp. Class A	1.4	1.5
	42.1
Top Industries (% of fund's net assets)
As of June 30, 2014
Internet Software & Services	27.5%
Software	19.6%
Technology Hardware, Storage & Peripherals	13.7%
Semiconductors & Semiconductor Equipment	11.5%
IT Services	7.8%
All Others*	19.9%

As of December 31, 2013
Internet Software & Services	32.5%
Software	21.1%
IT Services	11.5%
Communications Equipment	9.9%
Semiconductors & Semiconductor Equipment	8.4%
All Others*	16.6%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
AUTOMOBILES - 0.6%
Automobile Manufacturers - 0.6%
Tesla Motors, Inc. (a)	5,100	$ 1,224,306
COMMUNICATIONS EQUIPMENT - 4.8%
Communications Equipment - 4.8%
ADTRAN, Inc.	29,200	658,752
Alcatel-Lucent SA sponsored ADR	142,000	505,520
Aruba Networks, Inc. (a)	3,500	61,320
F5 Networks, Inc. (a)	18,818	2,097,078
Finisar Corp. (a)(d)	700	13,825
Infinera Corp. (a)	13,800	126,960
Juniper Networks, Inc. (a)	64,600	1,585,284
Polycom, Inc. (a)	15	188
Procera Networks, Inc. (a)(d)	109,100	1,100,819
Riverbed Technology, Inc. (a)	47,400	977,862
Sandvine Corp. (U.K.) (a)	352,588	1,189,557
ShoreTel, Inc. (a)	9,900	64,548
Sonus Networks, Inc. (a)	242,100	869,139
Spirent Communications PLC	588,800	956,785
UTStarcom Holdings Corp. (a)	66,666	195,331
		10,402,968
CONSTRUCTION MATERIALS - 1.1%
Construction Materials - 1.1%
Universal Cement Corp.	2,508,000	2,384,374
DIVERSIFIED CONSUMER SERVICES - 0.2%
Specialized Consumer Services - 0.2%
LifeLock, Inc. (a)	30,400	424,384
ELECTRICAL EQUIPMENT - 0.5%
Electrical Components & Equipment - 0.5%
Acuity Brands, Inc.	316	43,687
Toyo Tanso Co. Ltd.	49,800	1,077,700
		1,121,387
ELECTRONIC EQUIPMENT & COMPONENTS - 4.8%
Electronic Components - 1.6%
Amphenol Corp. Class A	3,500	337,190
AVX Corp.	1,300	17,264
Boardtek Electronics Corp.	126,000	142,777
Corning, Inc.	1,200	26,340
DTS, Inc. (a)	400	7,364
E Ink Holdings, Inc. GDR (a)(e)	1,000	6,678
InvenSense, Inc. (a)	28,900	655,741
Largan Precision Co. Ltd.	1,000	79,672
Ledlink Optics, Inc.	187,585	477,244
LG Innotek Co. Ltd. (a)	1,559	223,375
OMRON Corp.	20,700	872,911
Polytronics Technology Corp.	87,000	239,980
Sapphire Technology Co. Ltd. (a)	2,181	75,107
Sunny Optical Technology Group Co. Ltd.	90,000	127,271

	Shares	Value
Vishay Intertechnology, Inc.	1,700	$ 26,333
Yageo Corp.	201,000	142,983
Yaskawa Electric Corp.	3,000	36,367
		3,494,597
Electronic Equipment & Instruments - 2.1%
Chroma ATE, Inc.	171,945	481,198
Control4 Corp. (d)	9,900	193,644
Firich Enterprise Co. Ltd.	190,000	1,243,451
Firich Enterprise Co. Ltd. rights 7/21/14 (a)	8,545	18,164
Itron, Inc. (a)	400	16,220
PAX Global Technology Ltd. (a)	638,000	419,000
RealD, Inc. (a)	9,800	125,048
TPK Holding Co. Ltd.	197,000	1,965,219
		4,461,944
Electronic Manufacturing Services - 1.1%
AIC, Inc.	6,000	37,760
KEMET Corp. (a)	2,800	16,100
Multi-Fineline Electronix, Inc. (a)	411	4,537
TE Connectivity Ltd.	16,300	1,007,992
Trimble Navigation Ltd. (a)	33,770	1,247,802
		2,314,191
Technology Distributors - 0.0%
Anixter International, Inc.	300	30,021
Arrow Electronics, Inc. (a)	600	36,246
		66,267
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		10,336,999
HEALTH CARE EQUIPMENT & SUPPLIES - 0.0%
Health Care Equipment - 0.0%
China Medical Technologies, Inc. sponsored ADR (a)	300	0
Intai Technology Corp.	13,000	86,166
PW Medtech Group Ltd. (a)	48,000	25,764
		111,930
HEALTH CARE TECHNOLOGY - 0.9%
Health Care Technology - 0.9%
athenahealth, Inc. (a)(d)	6,600	825,858
M3, Inc.	69,400	1,104,928
		1,930,786
HOTELS, RESTAURANTS & LEISURE - 0.0%
Casinos & Gaming - 0.0%
500.com Ltd. sponsored ADR Class A	200	7,400
HOUSEHOLD DURABLES - 0.4%
Consumer Electronics - 0.2%
Sony Corp. sponsored ADR (d)	23,300	390,741
Common Stocks - continued
	Shares	Value
HOUSEHOLD DURABLES - CONTINUED
Household Appliances - 0.2%
iRobot Corp. (a)(d)	500	$ 20,475
Techtronic Industries Co. Ltd.	146,500	469,721
		490,196
TOTAL HOUSEHOLD DURABLES		880,937
INTERNET & CATALOG RETAIL - 2.2%
Internet Retail - 2.2%
Ctrip.com International Ltd. sponsored ADR (a)(d)	54,500	3,490,180
Groupon, Inc. Class A (a)(d)	65,500	433,610
InterPark INT Corp.	464	9,560
Jumei International Holding Ltd. sponsored ADR	400	10,880
MakeMyTrip Ltd. (a)	3,400	119,442
priceline.com, Inc. (a)	88	105,864
Qunar Cayman Islands Ltd. sponsored ADR	900	25,695
Rakuten, Inc.	1,100	14,222
Start Today Co. Ltd.	11,500	302,433
TripAdvisor, Inc. (a)	1,900	206,454
		4,718,340
INTERNET SOFTWARE & SERVICES - 27.2%
Internet Software & Services - 27.2%
21Vianet Group, Inc. ADR (a)	8,300	248,751
58.com, Inc. ADR	3,000	162,180
Amber Road, Inc. (a)(d)	20,000	322,600
Autohome, Inc. ADR Class A	300	10,329
Baidu.com, Inc. sponsored ADR (a)	8,900	1,662,609
Bazaarvoice, Inc. (a)(d)	600	4,734
blinkx PLC (a)(d)	50,400	54,772
ChannelAdvisor Corp. (a)	45,800	1,207,288
China Finance Online Co. Ltd. ADR (a)(d)	16,800	70,056
Constant Contact, Inc. (a)	900	28,899
Cornerstone OnDemand, Inc. (a)	10,400	478,608
Demandware, Inc. (a)	22,100	1,533,077
E2open, Inc. (a)	10,000	206,700
eGain Communications Corp. (a)(d)	113,400	767,718
Facebook, Inc. Class A (a)	163,489	11,001,175
Google, Inc.:
Class A (a)	19,500	11,401,065
Class C (a)	19,500	11,217,960
LivePerson, Inc. (a)	8,800	89,320
Livesense, Inc. (a)(d)	14,200	151,190
LogMeIn, Inc. (a)	9,391	437,808
Marketo, Inc. (a)	200	5,816
MercadoLibre, Inc.	200	19,080
Millennial Media, Inc. (a)(d)	7,500	37,425
Move, Inc. (a)	101,300	1,498,227
Naver Corp.	5,872	4,844,980
OpenTable, Inc. (a)	300	31,080

	Shares	Value
Phoenix New Media Ltd. ADR (a)	8,800	$ 94,248
Renren, Inc. ADR (a)(d)	1,500	5,010
SciQuest, Inc. (a)	16,015	283,305
TelecityGroup PLC	26,100	336,793
Tencent Holdings Ltd.	317,300	4,839,087
Textura Corp. (d)	41,500	981,060
Twitter, Inc. (d)	28,700	1,175,839
VistaPrint Ltd. (a)	600	24,276
Wix.com Ltd. (a)(d)	38,700	767,808
Xunlei Ltd. sponsored ADR	1,100	16,467
Yahoo!, Inc. (a)	59,400	2,086,722
Yelp, Inc. (a)(d)	14,000	1,073,520
Youku Tudou, Inc. ADR (a)	2,700	64,422
		59,242,004
IT SERVICES - 7.8%
Data Processing & Outsourced Services - 5.6%
Addcn Technology Co. Ltd.	2,000	28,521
Alliance Data Systems Corp. (a)	400	112,500
DST Systems, Inc.	4,800	442,416
eClerx	4,935	95,282
EVERTEC, Inc.	10,100	244,824
Fidelity National Information Services, Inc.	84,800	4,641,952
Fiserv, Inc. (a)	8,000	482,560
FleetCor Technologies, Inc. (a)	3,200	421,760
Global Payments, Inc.	4,700	342,395
MasterCard, Inc. Class A	27,900	2,049,813
NETELLER PLC (a)	115,300	789,298
Quindell PLC	21,500	84,629
Syntel, Inc. (a)	2,000	171,920
Teletech Holdings, Inc. (a)	4,994	144,776
The Western Union Co.	4,100	71,094
Total System Services, Inc.	47,400	1,488,834
VeriFone Systems, Inc. (a)	500	18,375
WEX, Inc. (a)	5,300	556,341
		12,187,290
IT Consulting & Other Services - 2.2%
Anite Group PLC	7,900	12,810
China Information Technology, Inc. (a)	42	174
Cognizant Technology Solutions Corp. Class A (a)	64,000	3,130,240
IBM Corp.	100	18,127
iGATE Corp. (a)	1,200	43,668
Lionbridge Technologies, Inc. (a)	132,300	785,862
Sapient Corp. (a)	16,100	261,625
ServiceSource International, Inc. (a)	22,300	129,340
Virtusa Corp. (a)	10,000	358,000
		4,739,846
TOTAL IT SERVICES		16,927,136
Common Stocks - continued
	Shares	Value
LEISURE PRODUCTS - 0.4%
Leisure Products - 0.4%
Bandai Namco Holdings, Inc.	23,500	$ 550,973
Ourgame International Holdings Ltd.	607,000	293,695
		844,668
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	100	3,286
MACHINERY - 0.3%
Industrial Machinery - 0.3%
Fanuc Corp.	1,700	293,569
HIWIN Technologies Corp.	21,000	259,051
		552,620
MEDIA - 0.4%
Advertising - 0.1%
Cookpad, Inc. (d)	4,300	104,763
ReachLocal, Inc. (a)(d)	14,600	102,638
		207,401
Broadcasting - 0.2%
Fuji Media Holdings, Inc.	31,400	546,042
Cable & Satellite - 0.0%
DISH Network Corp. Class A (a)	500	32,540
Movies & Entertainment - 0.1%
IMAX Corp. (a)	5,900	168,032
TOTAL MEDIA		954,015
METALS & MINING - 0.0%
Diversified Metals & Mining - 0.0%
Timminco Ltd. (a)	700	0
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
Real Estate Services - 0.0%
E-House China Holdings Ltd. ADR	13,080	113,142
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.5%
Semiconductor Equipment - 2.8%
Aixtron AG (a)	6,700	97,242
Aixtron AG sponsored ADR (a)(d)	13,600	197,744
Applied Materials, Inc.	1,400	31,570
ASM International NV (depositary receipt)	10,800	449,064
Daqo New Energy Corp. ADR (a)(d)	48,966	1,565,933
Entegris, Inc. (a)	55,800	766,971
GCL-Poly Energy Holdings Ltd. (a)	6,648,000	2,221,604
Lam Research Corp.	300	20,274
SMA Solar Technology AG (a)(d)	3,955	148,658
STR Holdings, Inc. (a)	1,300	1,755
Ultratech, Inc. (a)	26,600	589,988
		6,090,803

	Shares	Value
Semiconductors - 8.7%
Altera Corp.	50,400	$ 1,751,904
Applied Micro Circuits Corp. (a)	12,600	136,206
ARM Holdings PLC sponsored ADR	1,400	63,336
Atmel Corp. (a)	4,300	40,291
Audience, Inc. (a)	51,700	618,332
Avago Technologies Ltd.	4,000	288,280
Broadcom Corp. Class A	69,000	2,561,280
Canadian Solar, Inc. (a)(d)	3,400	106,284
Cavium, Inc. (a)	21,091	1,047,379
Cree, Inc. (a)	12,000	599,400
Cypress Semiconductor Corp.	6,000	65,460
Diodes, Inc. (a)	3,600	104,256
Edison Opto Corp.	614,000	745,083
Energy Conversion Devices, Inc. (a)	2,100	0
Fairchild Semiconductor International, Inc. (a)	1,200	18,720
Freescale Semiconductor, Inc. (a)	18,600	437,100
Genesis Photonics, Inc. (a)	318,802	259,332
Hittite Microwave Corp.	321	25,022
Infineon Technologies AG	25,800	322,509
Inphi Corp. (a)	16,500	242,220
Intel Corp.	600	18,540
International Rectifier Corp. (a)	11,100	309,690
Intersil Corp. Class A	14,300	213,785
Macronix International Co. Ltd. (a)	88,000	21,681
MagnaChip Semiconductor Corp. (a)	8,400	118,440
Melexis NV	11,310	501,230
Microsemi Corp. (a)	900	24,084
Monolithic Power Systems, Inc.	22,100	935,935
NVIDIA Corp.	1,300	24,102
NXP Semiconductors NV (a)	22,400	1,482,432
On-Bright Electronics, Inc.	15,000	128,295
Peregrine Semiconductor Corp. (a)	34,707	238,090
PMC-Sierra, Inc. (a)	116,500	886,565
Power Integrations, Inc.	5,314	305,768
RDA Microelectronics, Inc. sponsored ADR	1,700	29,087
Semiconductor Manufacturing International Corp. (a)	5,444,000	466,932
Semiconductor Manufacturing International Corp. sponsored ADR (a)	342,100	1,443,662
Seoul Semiconductor Co. Ltd.	11,979	450,988
Silicon Laboratories, Inc. (a)	19,500	960,375
Silicon Motion Technology Corp. sponsored ADR	4,500	91,935
Skyworks Solutions, Inc.	300	14,088
Spansion, Inc. Class A (a)	1,800	37,926
SunEdison Semiconductor Ltd.	29,300	496,049
SunPower Corp. (a)(d)	364	14,917
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Xilinx, Inc.	4,500	$ 212,895
YoungTek Electronics Corp.	173	382
		18,860,267
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		24,951,070
SOFTWARE - 19.6%
Application Software - 9.3%
Adobe Systems, Inc. (a)	9,700	701,892
ANSYS, Inc. (a)	8,400	636,888
Aspen Technology, Inc. (a)	32,000	1,484,800
Autodesk, Inc. (a)	28,200	1,589,916
AutoNavi Holdings Ltd. ADR (a)	6,700	140,030
Broadleaf Co. Ltd.	58,800	1,128,753
BroadSoft, Inc. (a)	22,900	604,331
Citrix Systems, Inc. (a)	43,500	2,720,925
Comverse, Inc. (a)	513	13,687
Concur Technologies, Inc. (a)	25,000	2,333,500
Descartes Systems Group, Inc. (a)	78,200	1,120,545
Intuit, Inc.	4,900	394,597
Jive Software, Inc. (a)	10,700	91,057
Kingdee International Software Group Co. Ltd. (a)	3,350,400	1,098,010
Manhattan Associates, Inc. (a)	5,152	177,383
Micro Focus International PLC	16,356	242,968
MicroStrategy, Inc. Class A (a)	6,401	900,109
MobileIron, Inc.	2,800	26,656
Pegasystems, Inc.	800	16,896
Qlik Technologies, Inc. (a)	4,700	106,314
salesforce.com, Inc. (a)	53,500	3,107,280
Splunk, Inc. (a)	500	27,665
Sungy Mobile Ltd. ADR (d)	1,300	17,927
Ultimate Software Group, Inc. (a)	4,900	677,033
Verint Systems, Inc. (a)	666	32,667
Workday, Inc. Class A (a)	8,500	763,810
Zendesk, Inc.	7,300	126,874
		20,282,513
Home Entertainment Software - 2.2%
Electronic Arts, Inc. (a)	41,500	1,488,605
Kingsoft Corp. Ltd.	23,000	69,293
Konami Corp.	49,700	1,099,558
Nintendo Co. Ltd.	16,600	1,993,448

	Shares	Value
Perfect World Co. Ltd. sponsored ADR Class B	700	$ 13,741
Rosetta Stone, Inc. (a)	1,100	10,692
		4,675,337
Systems Software - 8.1%
Allot Communications Ltd. (a)	62,900	820,845
Check Point Software Technologies Ltd. (a)	1,400	93,842
CommVault Systems, Inc. (a)	11,900	585,123
Fleetmatics Group PLC (a)	5,000	161,700
Fortinet, Inc. (a)	7,700	193,501
Infoblox, Inc. (a)	700	9,205
Microsoft Corp.	293,900	12,255,630
NetSuite, Inc. (a)(d)	25,500	2,215,440
Red Hat, Inc. (a)	7,500	414,525
ServiceNow, Inc. (a)	8,500	526,660
Symantec Corp.	5,900	135,110
Tableau Software, Inc. (a)	300	21,399
Totvs SA	14,700	252,817
		17,685,797
TOTAL SOFTWARE		42,643,647
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 13.7%
Technology Hardware, Storage & Peripherals - 13.7%
3D Systems Corp. (a)(d)	2,050	122,590
Advantech Co. Ltd.	43,000	367,060
Apple, Inc.	269,815	25,073,906
BlackBerry Ltd. (a)(d)	27,300	279,552
Catcher Technology Co. Ltd.	12,000	111,875
Hewlett-Packard Co.	66,617	2,243,661
Intevac, Inc. (a)	1,500	12,015
NCR Corp. (a)	30,200	1,059,718
NEC Corp.	171,000	545,748
Nimble Storage, Inc.	1,000	30,720
Smart Technologies, Inc. Class A (a)	11,200	31,920
		29,878,765
TRADING COMPANIES & DISTRIBUTORS - 0.1%
Trading Companies & Distributors - 0.1%
MonotaRO Co. Ltd.	5,600	154,735
TOTAL COMMON STOCKS (Cost $171,125,576)		209,808,899
Convertible Preferred Stocks - 0.3%

INTERNET SOFTWARE & SERVICES - 0.3%
Internet Software & Services - 0.3%
Uber Technologies, Inc. 8.00% (f) (Cost $700,011)	11,281	700,011
Money Market Funds - 8.4%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	7,842,716	$ 7,842,716
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	10,512,896	10,512,896
TOTAL MONEY MARKET FUNDS (Cost $18,355,612)		18,355,612
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $190,181,199)		228,864,522
NET OTHER ASSETS (LIABILITIES) - (5.2)%		(11,373,643)
NET ASSETS - 100%		$ 217,490,879
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,678 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $700,011 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Uber Technologies, Inc. 8.00%	6/6/14	$ 700,011
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,622
Fidelity Securities Lending Cash Central Fund	100,741
Total	$ 104,363
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 209,808,899	$ 199,249,221	$ 10,559,678	$ -
Convertible Preferred Stocks	700,011	-	-	700,011
Money Market Funds	18,355,612	18,355,612	-	-
Total Investments in Securities:	$ 228,864,522	$ 217,604,833	$ 10,559,678	$ 700,011
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	73.7%
Cayman Islands	9.3%
Japan	4.8%
Taiwan	3.3%
Korea (South)	2.5%
Canada	1.4%
Others (Individually Less Than 1%)	5.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,474,367) - See accompanying schedule: Unaffiliated issuers (cost $171,825,587)	$ 210,508,910
Fidelity Central Funds (cost $18,355,612)	18,355,612
Total Investments (cost $190,181,199)		$ 228,864,522
Foreign currency held at value (cost $65,204)		65,204
Receivable for fund shares sold		120,607
Dividends receivable		41,628
Distributions receivable from Fidelity Central Funds		7,353
Prepaid expenses		113
Other receivables		741
Total assets		229,100,168

Liabilities
Payable for investments purchased	$ 689,737
Payable for fund shares redeemed	250,841
Accrued management fee	97,503
Other affiliated payables	28,672
Other payables and accrued expenses	29,640
Collateral on securities loaned, at value	10,512,896
Total liabilities		11,609,289

Net Assets		$ 217,490,879
Net Assets consist of:
Paid in capital		$ 167,010,240
Accumulated net investment loss		(71,047)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		11,868,128
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		38,683,558
Net Assets		$ 217,490,879

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($65,661,837 ÷ 5,514,908 shares)	$ 11.91

Investor Class: Net Asset Value, offering price and redemption price per share ($151,829,042 ÷ 12,864,303 shares)	$ 11.80

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 583,355
Income from Fidelity Central Funds (including $100,741 from security lending)		104,363
Total income		687,718

Expenses
Management fee	$ 569,677
Transfer agent fees	126,801
Accounting and security lending fees	41,042
Custodian fees and expenses	10,834
Independent trustees' compensation	2,244
Audit	25,934
Legal	258
Miscellaneous	1,272
Total expenses before reductions	778,062
Expense reductions	(19,297)	758,765
Net investment income (loss)		(71,047)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,362,691
Foreign currency transactions	(4,089)
Total net realized gain (loss)		12,358,602
Change in net unrealized appreciation (depreciation) on: Investment securities	2,889,850
Assets and liabilities in foreign currencies	(911)
Total change in net unrealized appreciation (depreciation)		2,888,939
Net gain (loss)		15,247,541
Net increase (decrease) in net assets resulting from operations		$ 15,176,494

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (71,047)	$ 74,407
Net realized gain (loss)	12,358,602	29,214,510
Change in net unrealized appreciation (depreciation)	2,888,939	8,752,526
Net increase (decrease) in net assets resulting from operations	15,176,494	38,041,443
Distributions to shareholders from net investment income	-	(185,895)
Distributions to shareholders from net realized gain	(23,663,775)	(9,485,718)
Total distributions	(23,663,775)	(9,671,613)
Share transactions - net increase (decrease)	43,753,225	1,356,847
Redemption fees	24,541	23,250
Total increase (decrease) in net assets	35,290,485	29,749,927

Net Assets
Beginning of period	182,200,394	152,450,467
End of period (including accumulated net investment loss of $71,047 and $0, respectively)	$ 217,490,879	$ 182,200,394

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.43	$ 10.33	$ 9.81	$ 11.28	$ 8.83	$ 4.51
Income from Investment Operations
Net investment income (loss) E	- J	.01	.01	(.03)	(.03)	.01 H
Net realized and unrealized gain (loss)	.98	2.78	1.66	(1.04)	2.48	4.32
Total from investment operations	.98	2.79	1.67	(1.07)	2.45	4.33
Distributions from net investment income	-	(.02)	-	-	-	(.01)
Distributions from net realized gain	(1.50)	(.67)	(1.15)	(.40)	-	-
Total distributions	(1.50)	(.69)	(1.15)	(.40)	-	(.01)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 11.91	$ 12.43	$ 10.33	$ 9.81	$ 11.28	$ 8.83
Total Return B, C, D	8.25%	27.81%	17.52%	(9.78)%	27.75%	96.02%
Ratios to Average Net Assets F, I
Expenses before reductions	.70% A	.73%	.71%	.72%	.73%	.78%
Expenses net of fee waivers, if any	.69% A	.72%	.71%	.72%	.72%	.78%
Expenses net of all reductions	.68% A	.72%	.70%	.70%	.71%	.76%
Net investment income (loss)	(.01)% A	.10%	.09%	(.23)%	(.35)%	.13% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,662	$ 61,534	$ 60,849	$ 69,912	$ 100,854	$ 88,231
Portfolio turnover rate G	86% A	113%	71%	153%	114%	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.08)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.34	$ 10.26	$ 9.75	$ 11.22	$ 8.79	$ 4.50
Income from Investment Operations
Net investment income (loss) E	(.01)	- J	- J	(.03)	(.04)	- H, J
Net realized and unrealized gain (loss)	.97	2.76	1.66	(1.05)	2.47	4.30
Total from investment operations	.96	2.76	1.66	(1.08)	2.43	4.30
Distributions from net investment income	-	(.01)	-	-	-	(.01)
Distributions from net realized gain	(1.50)	(.67)	(1.15)	(.39)	-	-
Total distributions	(1.50)	(.68)	(1.15)	(.39)	-	(.01)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 11.80	$ 12.34	$ 10.26	$ 9.75	$ 11.22	$ 8.79
Total Return B, C, D	8.15%	27.73%	17.51%	(9.92)%	27.65%	95.49%
Ratios to Average Net Assets F, I
Expenses before reductions	.78% A	.81%	.79%	.80%	.81%	.88%
Expenses net of fee waivers, if any	.77% A	.80%	.79%	.80%	.81%	.88%
Expenses net of all reductions	.76% A	.80%	.78%	.78%	.80%	.85%
Net investment income (loss)	(.09)% A	.02%	.01%	(.31)%	(.44)%	.03% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 151,829	$ 120,666	$ 91,601	$ 77,589	$ 91,743	$ 63,980
Portfolio turnover rate G	86% A	113%	71%	153%	114%	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.17)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

VIP Technology Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 45,469,391
Gross unrealized depreciation	(6,940,107)
Net unrealized appreciation (depreciation) on securities and other investments	$ 38,529,284

Tax cost	$ 190,335,238

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Trading (Redemption) Fees. Shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $101,407,454 and $86,254,091, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% (.15% for Investor Class) of average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 22,528
Investor Class	104,273
$ 126,801

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,213 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $171 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to

Semiannual Report

7. Security Lending - continued

borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

FMR reimbursed a portion of the Fund's expenses during the period in the amount of $7,174.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $12,123 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Initial Class	$ -	$ 84,806
Investor Class	-	101,089
Total	$ -	$ 185,895
From net realized gain
Initial Class	7,724,321	3,370,921
Investor Class	15,939,454	6,114,797
Total	$ 23,663,775	$ 9,485,718

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Initial Class
Shares sold	629,464	562,384	$ 7,572,368	$ 6,489,734
Reinvestment of distributions	669,352	308,709	7,724,321	3,455,727
Shares redeemed	(733,582)	(1,812,476)	(8,287,401)	(19,378,855)
Net increase (decrease)	565,234	(941,383)	$ 7,009,288	$ (9,433,394)
Investor Class
Shares sold	2,856,939	2,284,168	$ 33,715,820	$ 25,689,584
Reinvestment of distributions	1,393,309	556,681	15,939,454	6,215,886
Shares redeemed	(1,164,078)	(1,991,012)	(12,911,337)	(21,115,229)
Net increase (decrease)	3,086,170	849,837	$ 36,743,937	$ 10,790,241

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC
Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VTECIC-SANN-0814
1.817388.109

Fidelity® Variable Insurance Products:

Telecommunications Portfolio

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Initial Class	.94%
Actual		$ 1,000.00	$ 1,038.20	$ 4.75
HypotheticalA		$ 1,000.00	$ 1,020.13	$ 4.71
Investor Class	.98%
Actual		$ 1,000.00	$ 1,038.40	$ 4.95
HypotheticalA		$ 1,000.00	$ 1,019.93	$ 4.91

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Verizon Communications, Inc.	24.0	18.3
AT&T, Inc.	7.8	13.5
T-Mobile U.S., Inc.	4.5	4.8
American Tower Corp.	4.5	7.9
CenturyLink, Inc.	3.9	3.9
Telephone & Data Systems, Inc.	3.7	3.2
Cogent Communications Group, Inc.	3.6	2.0
Time Warner Cable, Inc.	3.5	0.0
Sprint Corp.	3.5	0.3
TW Telecom, Inc.	2.8	1.9
	61.8
Top Industries (% of fund's net assets)
As of June 30, 2014
Diversified Telecommunication Services	63.8%
Wireless Telecommunication Services	19.7%
Media	7.4%
Real Estate Investment Trusts	5.4%
Internet Software & Services	1.1%
All Others*	2.6%

As of December 31, 2013
Diversified Telecommunication Services	59.9%
Wireless Telecommunication Services	26.3%
Real Estate Investment Trusts	8.6%
Media	1.9%
Internet Software & Services	0.9%
All Others*	2.4%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.5%
Communications Equipment - 0.5%
Ruckus Wireless, Inc. (a)	9,900	$ 117,909
DIVERSIFIED TELECOMMUNICATION SERVICES - 63.3%
Alternative Carriers - 18.6%
8x8, Inc. (a)	51,592	416,863
Cogent Communications Group, Inc.	22,990	794,305
Globalstar, Inc. (a)	6,300	26,775
inContact, Inc. (a)	29,831	274,147
Iridium Communications, Inc. (a)	31,744	268,554
Level 3 Communications, Inc. (a)	13,584	596,473
Lumos Networks Corp.	28,718	415,549
Premiere Global Services, Inc. (a)	23,512	313,885
Towerstream Corp. (a)	39,720	77,057
TW Telecom, Inc. (a)	15,195	612,510
VocalTec Communications Ltd. (a)	7,800	117,936
Vonage Holdings Corp. (a)	55,200	207,000
		4,121,054
Integrated Telecommunication Services - 44.7%
AT&T, Inc.	48,838	1,726,912
Atlantic Tele-Network, Inc.	5,600	324,800
Bezeq The Israeli Telecommunication Corp. Ltd.	91,800	172,016
CenturyLink, Inc.	23,890	864,818
Cincinnati Bell, Inc. (a)	45,139	177,396
Consolidated Communications Holdings, Inc.	3,900	86,736
FairPoint Communications, Inc. (a)	8,600	120,142
Frontier Communications Corp.	65,814	384,354
General Communications, Inc. Class A (a)	8,747	96,917
Hawaiian Telcom Holdco, Inc. (a)	4,400	125,884
IDT Corp. Class B	10,338	180,088
Telenor ASA	2,308	52,565
Verizon Communications, Inc.	108,771	5,322,168
Windstream Holdings, Inc.	29,300	291,828
		9,926,624
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		14,047,678
INTERNET SOFTWARE & SERVICES - 1.1%
Internet Software & Services - 1.1%
EarthLink Holdings Corp.	12,600	46,872
Gogo, Inc.	6,200	121,272
Rackspace Hosting, Inc. (a)	2,300	77,418
		245,562
IT SERVICES - 0.8%
IT Consulting & Other Services - 0.8%
Interxion Holding N.V. (a)	6,320	173,042

	Shares	Value
MEDIA - 7.4%
Cable & Satellite - 7.4%
Comcast Corp. Class A (special) (non-vtg.)	2,100	$ 111,993
DIRECTV (a)	6,000	510,060
Liberty Global PLC Class C	5,500	232,705
Time Warner Cable, Inc.	5,300	780,690
		1,635,448
REAL ESTATE INVESTMENT TRUSTS - 5.4%
Office REITs - 0.9%
CyrusOne, Inc.	8,100	201,690
Specialized REITs - 4.5%
American Tower Corp.	10,982	988,160
TOTAL REAL ESTATE INVESTMENT TRUSTS		1,189,850
SOFTWARE - 1.0%
Application Software - 0.5%
Comverse, Inc. (a)	2,900	77,372
Interactive Intelligence Group, Inc. (a)	700	39,291
		116,663
Systems Software - 0.5%
Rovi Corp. (a)	4,300	103,028
TOTAL SOFTWARE		219,691
WIRELESS TELECOMMUNICATION SERVICES - 19.2%
Wireless Telecommunication Services - 19.2%
Boingo Wireless, Inc. (a)	10,042	68,587
KDDI Corp.	9,100	555,224
NII Holdings, Inc. (a)	1,359	747
NTELOS Holdings Corp.	6,100	76,006
RingCentral, Inc.	7,000	105,910
SBA Communications Corp. Class A (a)	5,168	528,686
Shenandoah Telecommunications Co.	4,337	132,105
Sprint Corp. (a)	90,916	775,513
T-Mobile U.S., Inc. (a)	29,428	989,369
Telephone & Data Systems, Inc.	31,325	817,896
U.S. Cellular Corp.	3,600	146,880
Vodafone Group PLC sponsored ADR	2,072	69,184
		4,266,107
TOTAL COMMON STOCKS (Cost $19,123,143)		21,895,287
Nonconvertible Preferred Stocks - 1.0%

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
Integrated Telecommunication Services - 0.5%
Telefonica Brasil SA sponsored ADR	5,300	108,703
Nonconvertible Preferred Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
TIM Participacoes SA sponsored ADR	3,700	$ 107,411
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $211,349)		216,114
Money Market Funds - 0.4%

Fidelity Cash Central Fund, 0.11% (b) (Cost $78,261)	78,261	78,261
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $19,412,753)		22,189,662
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(12,404)
NET ASSETS - 100%		$ 22,177,258
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 201
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 21,895,287	$ 21,340,063	$ 555,224	$ -
Nonconvertible Preferred Stocks	216,114	216,114	-	-
Money Market Funds	78,261	78,261	-	-
Total Investments in Securities:	$ 22,189,662	$ 21,634,438	$ 555,224	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $19,334,492)	$ 22,111,401
Fidelity Central Funds (cost $78,261)	78,261
Total Investments (cost $19,412,753)		$ 22,189,662
Cash		18,233
Dividends receivable		22,902
Distributions receivable from Fidelity Central Funds		29
Prepaid expenses		17
Other receivables		1,318
Total assets		22,232,161

Liabilities
Payable for fund shares redeemed	$ 20,608
Accrued management fee	10,121
Other affiliated payables	3,143
Audit fees payable	18,666
Other payables and accrued expenses	2,365
Total liabilities		54,903

Net Assets		$ 22,177,258
Net Assets consist of:
Paid in capital		$ 19,352,872
Undistributed net investment income		572,626
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(524,768)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,776,528
Net Assets		$ 22,177,258

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($4,372,861 ÷ 391,894 shares)	$ 11.16

Investor Class: Net Asset Value, offering price and redemption price per share ($17,804,397 ÷ 1,604,634 shares)	$ 11.10

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 387,862
Special dividends		285,231
Income from Fidelity Central Funds		201
Total income		673,294

Expenses
Management fee	$ 58,379
Transfer agent fees	16,003
Accounting fees and expenses	4,125
Custodian fees and expenses	5,275
Independent trustees' compensation	239
Audit	22,178
Miscellaneous	366
Total expenses before reductions	106,565
Expense reductions	(5,897)	100,668
Net investment income (loss)		572,626
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(351,127)
Foreign currency transactions	(986)
Total net realized gain (loss)		(352,113)
Change in net unrealized appreciation (depreciation) on: Investment securities	576,542
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		576,543
Net gain (loss)		224,430
Net increase (decrease) in net assets resulting from operations		$ 797,056

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 572,626	$ 303,110
Net realized gain (loss)	(352,113)	2,039,731
Change in net unrealized appreciation (depreciation)	576,543	1,084,947
Net increase (decrease) in net assets resulting from operations	797,056	3,427,788
Distributions to shareholders from net investment income	-	(301,523)
Distributions to shareholders from net realized gain	(39,186)	(601,725)
Total distributions	(39,186)	(903,248)
Share transactions - net increase (decrease)	(230,750)	779,617
Redemption fees	3,216	9,945
Total increase (decrease) in net assets	530,336	3,314,102

Net Assets
Beginning of period	21,646,922	18,332,820
End of period (including undistributed net investment income of $572,627 and undistributed net investment income of $0, respectively)	$ 22,177,258	$ 21,646,922

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 9.27	$ 7.81	$ 8.10	$ 7.01	$ 4.81
Income from Investment Operations
Net investment income (loss) E	.29 H	.17	.17	.13	.11	.09
Net realized and unrealized gain (loss)	.12	1.77	1.41	(.31)	1.10	2.21
Total from investment operations	.41	1.94	1.58	(.18)	1.21	2.30
Distributions from net investment income	-	(.15)	(.12)	(.12)	(.13)	(.11)
Distributions from net realized gain	(.02)	(.30)	-	-	-	-
Total distributions	(.02)	(.45)	(.12)	(.12)	(.13)	(.11)
Redemption fees added to paid in capital	- J	.01	- J	.01	.01	.01
Net asset value, end of period	$ 11.16	$ 10.77	$ 9.27	$ 7.81	$ 8.10	$ 7.01
Total Return B, C, D	3.82%	21.28%	20.24%	(2.00)%	17.54%	48.00%
Ratios to Average Net Assets F, I
Expenses before reductions	.97% A	1.02%	1.11%	1.18%	1.55%	1.70%
Expenses net of fee waivers, if any	.94% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	.92% A	.99%	.99%	.98%	.98%	.98%
Net investment income (loss)	5.43% A, H	1.64%	1.94%	1.58%	1.57%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,373	$ 4,535	$ 6,823	$ 3,062	$ 3,823	$ 3,626
Portfolio turnover rate G	112% A, K	136%	55%	115%	93%	167%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.74%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KPortfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Investor Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.71	$ 9.22	$ 7.78	$ 8.07	$ 6.99	$ 4.80
Income from Investment Operations
Net investment income (loss) E	.29 H	.16	.16	.12	.11	.09
Net realized and unrealized gain (loss)	.12	1.77	1.40	(.30)	1.09	2.20
Total from investment operations	.41	1.93	1.56	(.18)	1.20	2.29
Distributions from net investment income	-	(.15)	(.12)	(.12)	(.13)	(.11)
Distributions from net realized gain	(.02)	(.30)	-	-	-	-
Total distributions	(.02)	(.45)	(.12)	(.12)	(.13)	(.11)
Redemption fees added to paid in capital	- J	.01	- J	.01	.01	.01
Net asset value, end of period	$ 11.10	$ 10.71	$ 9.22	$ 7.78	$ 8.07	$ 6.99
Total Return B, C, D	3.84%	21.27%	20.00%	(2.03)%	17.45%	47.90%
Ratios to Average Net Assets F, I
Expenses before reductions	1.01% A	1.07%	1.18%	1.24%	1.61%	1.78%
Expenses net of fee waivers, if any	.98% A	1.07%	1.08%	1.08%	1.08%	1.08%
Expenses net of all reductions	.96% A	1.06%	1.07%	1.06%	1.07%	1.07%
Net investment income (loss)	5.39% A, H	1.57%	1.86%	1.50%	1.49%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,804	$ 17,112	$ 11,510	$ 6,317	$ 5,661	$ 3,629
Portfolio turnover rate G	112% A, K	136%	55%	115%	93%	167%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.70%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

VIP Telecommunications Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,243,766
Gross unrealized depreciation	(605,740)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,638,026

Tax cost	$ 19,551,636

Trading (Redemption) Fees. Shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $12,193,583 and $11,711,341, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% (.15% for Investor Class) of average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 2,466
Investor Class	13,537
$ 16,003

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $490 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $20 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

FMR reimbursed a portion of the Fund's expenses during the period in the amount of $3,481.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,416 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Initial Class	$ -	$ 64,694
Investor Class	-	236,829
Total	$ -	$ 301,523
From net realized gain
Initial Class	$ 8,077	$ 128,436
Investor Class	31,109	473,289
Total	$ 39,186	$ 601,725

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Initial Class
Shares sold	85,739	372,904	$ 920,623	$ 3,882,567
Reinvestment of distributions	763	18,879	8,077	193,130
Shares redeemed	(115,718)	(706,884)	(1,233,528)	(7,038,963)
Net increase (decrease)	(29,216)	(315,101)	$ (304,828)	$ (2,963,266)
Investor Class
Shares sold	386,534	1,042,094	$ 4,090,795	$ 10,810,184
Reinvestment of distributions	2,957	69,756	31,109	710,118
Shares redeemed	(382,394)	(762,050)	(4,047,826)	(7,777,419)
Net increase (decrease)	7,097	349,800	$ 74,078	$ 3,742,883

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC
Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong)
Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VTELP-SANN-0814
1.851007.107

Fidelity® Variable Insurance Products:

Utilities Portfolio

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Initial Class	.70%
Actual		$ 1,000.00	$ 1,199.30	$ 3.82
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.51
Investor Class	.77%
Actual		$ 1,000.00	$ 1,199.40	$ 4.20
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
NextEra Energy, Inc.	10.5	10.0
Dominion Resources, Inc.	9.1	9.6
Sempra Energy	7.5	9.4
Exelon Corp.	7.2	0.0
PPL Corp.	7.1	0.0
Edison International	6.3	3.8
OGE Energy Corp.	4.9	5.5
NiSource, Inc.	4.6	4.2
American Electric Power Co., Inc.	3.1	3.7
The Williams Companies, Inc.	2.9	0.0
	63.2
Top Industries (% of fund's net assets)
As of June 30, 2014
Electric Utilities	44.6%
Multi-Utilities	27.3%
Oil, Gas & Consumable Fuels	10.8%
Independent Power Producers & Energy Traders	8.0%
Diversified Telecommunication Services	2.9%
All Others*	6.4%

As of December 31, 2013
Multi-Utilities	34.6%
Electric Utilities	25.3%
Oil, Gas & Consumable Fuels	17.0%
Independent Power Producers & Energy Traders	13.4%
Gas Utilities	6.7%
All Others*	3.0%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.9%
Integrated Telecommunication Services - 2.9%
Verizon Communications, Inc.	77,200	$ 3,777,396
ELECTRIC UTILITIES - 44.6%
Electric Utilities - 44.6%
American Electric Power Co., Inc.	72,700	4,054,479
Edison International	140,577	8,168,929
Exelon Corp.	256,100	9,342,528
FirstEnergy Corp.	95,000	3,298,400
ITC Holdings Corp.	91,236	3,328,289
NextEra Energy, Inc.	131,551	13,481,345
NRG Yield, Inc. Class A (d)	6,915	359,926
OGE Energy Corp.	162,721	6,359,137
PPL Corp.	259,200	9,209,376
		57,602,409
GAS UTILITIES - 0.2%
Gas Utilities - 0.2%
National Fuel Gas Co.	3,300	258,390
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 8.0%
Independent Power Producers & Energy Traders - 8.0%
Black Hills Corp.	15,200	933,128
Calpine Corp. (a)	123,934	2,950,869
Drax Group PLC	115,300	1,263,863
Dynegy, Inc. (a)	40,902	1,423,390
NRG Energy, Inc.	99,710	3,709,212
		10,280,462
MEDIA - 1.5%
Cable & Satellite - 1.5%
Comcast Corp. Class A	35,500	1,905,640
MULTI-UTILITIES - 27.3%
Multi-Utilities - 27.3%
Dominion Resources, Inc.	164,094	11,736,003
MDU Resources Group, Inc.	13,600	477,360
NiSource, Inc.	149,370	5,876,216
PG&E Corp.	78,439	3,766,641
Public Service Enterprise Group, Inc.	88,300	3,601,757
Sempra Energy	92,781	9,715,099
		35,173,076
OIL, GAS & CONSUMABLE FUELS - 10.8%
Oil & Gas Storage & Transport - 10.8%
Atlas Pipeline Partners LP	21,100	725,840

	Shares	Value
Cheniere Energy Partners LP Holdings LLC	101,300	$ 2,516,292
Cheniere Energy, Inc. (a)	24,739	1,773,786
Energy Transfer Equity LP	46,507	2,741,123
Markwest Energy Partners LP	17,245	1,234,397
Plains GP Holdings LP Class A	27,999	895,688
Teekay Corp.	4,100	255,225
The Williams Companies, Inc.	65,400	3,806,934
		13,949,285
WIRELESS TELECOMMUNICATION SERVICES - 1.5%
Wireless Telecommunication Services - 1.5%
Sprint Corp. (a)	225,200	1,920,956
TOTAL COMMON STOCKS (Cost $103,910,137)		124,867,614
Money Market Funds - 5.3%

Fidelity Cash Central Fund, 0.11% (b)	6,527,186	6,527,186
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	358,700	358,700
TOTAL MONEY MARKET FUNDS (Cost $6,885,886)		6,885,886
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $110,796,023)		131,753,500
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(2,737,591)
NET ASSETS - 100%		$ 129,015,909
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,033
Fidelity Securities Lending Cash Central Fund	1,762
Total	$ 2,795
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $353,940) - See accompanying schedule: Unaffiliated issuers (cost $103,910,137)	$ 124,867,614
Fidelity Central Funds (cost $6,885,886)	6,885,886
Total Investments (cost $110,796,023)		$ 131,753,500
Cash		805,244
Receivable for investments sold		1,659,729
Receivable for fund shares sold		115,380
Dividends receivable		247,165
Distributions receivable from Fidelity Central Funds		337
Other receivables		1,548
Total assets		134,582,903

Liabilities
Payable for investments purchased	$ 5,101,410
Payable for fund shares redeemed	12,882
Accrued management fee	56,396
Other affiliated payables	16,682
Other payables and accrued expenses	20,924
Collateral on securities loaned, at value	358,700
Total liabilities		5,566,994

Net Assets		$ 129,015,909
Net Assets consist of:
Paid in capital		$ 100,836,290
Undistributed net investment income		972,681
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		6,249,461
Net unrealized appreciation (depreciation) on investments		20,957,477
Net Assets		$ 129,015,909

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($37,120,859 ÷ 2,300,742 shares)	$ 16.13

Investor Class: Net Asset Value, offering price and redemption price per share ($91,895,050 ÷ 5,723,665 shares)	$ 16.06

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 1,328,025
Income from Fidelity Central Funds		2,795
Total income		1,330,820

Expenses
Management fee	$ 265,543
Transfer agent fees	60,985
Accounting and security lending fees	18,828
Custodian fees and expenses	2,709
Independent trustees' compensation	991
Audit	18,003
Miscellaneous	741
Total expenses before reductions	367,800
Expense reductions	(9,661)	358,139
Net investment income (loss)		972,681
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,511,227
Foreign currency transactions	1,615
Total net realized gain (loss)		6,512,842
Change in net unrealized appreciation (depreciation) on investment securities		10,273,588
Net gain (loss)		16,786,430
Net increase (decrease) in net assets resulting from operations		$ 17,759,111

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 972,681	$ 1,928,408
Net realized gain (loss)	6,512,842	5,095,970
Change in net unrealized appreciation (depreciation)	10,273,588	6,213,101
Net increase (decrease) in net assets resulting from operations	17,759,111	13,237,479
Distributions to shareholders from net investment income	-	(1,911,677)
Share transactions - net increase (decrease)	34,122,363	(2,464,439)
Redemption fees	2,173	52,839
Total increase (decrease) in net assets	51,883,647	8,914,202

Net Assets
Beginning of period	77,132,262	68,218,060
End of period (including undistributed net investment income of $972,681 and $0, respectively)	$ 129,015,909	$ 77,132,262

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.45	$ 11.41	$ 10.93	$ 9.84	$ 9.10	$ 8.14
Income from Investment Operations
Net investment income (loss) E	.15	.32	.29	.28	.26	.25
Net realized and unrealized gain (loss)	2.53	2.06	.51	1.01	.75	1.01
Total from investment operations	2.68	2.38	.80	1.29	1.01	1.26
Distributions from net investment income	-	(.35)	(.32)	(.20)	(.28)	(.30)
Distributions from net realized gain	-	-	(.01)	-	-	-
Total distributions	-	(.35)	(.33)	(.20)	(.28)	(.30)
Redemption fees added to paid in capitalE	-I	.01	.01	-I	.01	-I
Net asset value, end of period	$ 16.13	$ 13.45	$ 11.41	$ 10.93	$ 9.84	$ 9.10
Total ReturnB, C, D	19.93%	21.02%	7.40%	13.20%	11.20%	15.42%
Ratios to Average Net Assets F, H
Expenses before reductions	.71%A	.74%	.74%	.80%	.82%	.81%
Expenses net of fee waivers, if any	.70%A	.73%	.74%	.79%	.81%	.81%
Expenses net of all reductions	.69%A	.71%	.71%	.77%	.78%	.79%
Net investment income (loss)	2.06%A	2.44%	2.59%	2.72%	2.75%	3.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,121	$ 25,824	$ 25,947	$ 28,859	$ 21,142	$ 24,159
Portfolio turnover rateG	107%A	156%	181%	174%	249%	219%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.39	$ 11.36	$ 10.88	$ 9.80	$ 9.07	$ 8.12
Income from Investment Operations
Net investment income (loss) E	.15	.30	.28	.27	.25	.25
Net realized and unrealized gain (loss)	2.52	2.06	.51	1.01	.74	.99
Total from investment operations	2.67	2.36	.79	1.28	.99	1.24
Distributions from net investment income	-	(.34)	(.31)	(.20)	(.27)	(.29)
Distributions from net realized gain	-	-	(.01)	-	-	-
Total distributions	-	(.34)	(.32)	(.20)	(.27)	(.29)
Redemption fees added to paid in capitalE	-I	.01	.01	-I	.01	-I
Net asset value, end of period	$ 16.06	$ 13.39	$ 11.36	$ 10.88	$ 9.80	$ 9.07
Total ReturnB, C, D	19.94%	20.92%	7.36%	13.11%	11.04%	15.24%
Ratios to Average Net Assets F, H
Expenses before reductions	.78%A	.82%	.82%	.88%	.91%	.92%
Expenses net of fee waivers, if any	.77%A	.81%	.82%	.88%	.90%	.92%
Expenses net of all reductions	.76%A	.79%	.79%	.85%	.87%	.90%
Net investment income (loss)	1.99%A	2.36%	2.50%	2.64%	2.66%	3.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 91,895	$ 51,308	$ 42,271	$ 46,960	$ 19,740	$ 16,452
Portfolio turnover rateG	107%A	156%	181%	174%	249%	219%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

VIP Utilities Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 20,896,130
Gross unrealized depreciation	(22,850)
Net unrealized appreciation (depreciation) on securities and other investments	$ 20,873,280

Tax cost	$ 110,880,220

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (220,788)

Trading (Redemption) Fees. Shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $82,946,564 and $51,196,868, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% ( .15% for Investor Class) of average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 10,862
Investor Class	50,123
$ 60,985

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $814 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $74 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is

Semiannual Report

7. Security Lending - continued

invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,762.

8. Expense Reductions.

FMR reimbursed a portion of the Fund's expenses during the period in the amount of $5,094.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $4,567 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Initial Class	$ -	$ 655,465
Investor Class	-	1,256,212
Total	$ -	$ 1,911,677

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Initial Class
Shares sold	554,574	567,555	$ 8,297,496	$ 7,410,505
Reinvestment of distributions	-	50,498	-	655,465
Shares redeemed	(173,984)	(971,222)	(2,473,910)	(12,338,304)
Net increase (decrease)	380,590	(353,169)	$ 5,823,586	$ (4,272,334)
Investor Class
Shares sold	2,077,467	1,897,919	$ 30,933,969	$ 24,634,370
Reinvestment of distributions	-	97,155	-	1,256,212
Shares redeemed	(186,163)	(1,882,828)	(2,635,192)	(24,082,687)
Net increase (decrease)	1,891,304	112,246	$ 28,298,777	$ 1,807,895

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC
Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VTELIC-SANN-0814
1.817394.109

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund IV's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	August 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	August 22, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 22, 2014